UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Michael W. Stockton

The Income Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2015

The Income Fund of America seeks to provide current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.16%	9.84%	6.22%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated October 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

A flexible
approach to
the pursuit
of income.

Fellow investors:

For the six months ended January 31, 2015, The Income Fund of America gained 1.98% for those who reinvested dividends totaling almost 46 cents a share. This included a special dividend of 13 cents paid in December.

The fund’s return trailed the broader equity market as measured by Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, which advanced 4.36%. It also lagged the Barclays U.S. Aggregate Index — a gauge of the U.S. investment-grade bond market — which climbed 4.36%. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The fund fared well relative to its peer group, as the Lipper Income Funds Index rose 0.98%.

As shown in the table on page 5, the fund compares favorably to the Barclays and Lipper benchmarks over longer time frames. It also has kept pace with the S&P 500 over the 10-year and lifetime periods — generating these returns while remaining considerably less volatile than the broader stock market.

The fund’s 30-day yield for Class A shares as of February 28, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.60%. The fund’s 12-month distribution rate for Class A shares as of that date was 3.36%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Income Fund of America	1

Gains tempered by uncertainty

Stocks advanced over the six months, lifted by better-than-expected corporate earnings and relatively encouraging economic data in the United States. But gains were tempered by the uncertainty arising from geopolitical tensions and concern that a precipitous decline in oil prices presaged a slowdown in the global economy.

The drop in oil prices provided a boost to consumer spending, but contributed to economic woes in Russia and other oil-producing nations. Energy stocks fell, while the consumer staples, health care and industrials sectors proved strong.

Bonds rallied, partly because disappointing economic data in Europe and Asia drove demand for “safe-haven” U.S. assets. Indeed, the yield on the 10-year Treasury note fell to 1.68%, its lowest level since mid-2013. Falling energy prices helped dampen inflation, providing further support for fixed-income investments. High-yield bond returns were negative as energy issues came under pressure. Energy comprised 13.2% of the U.S. corporate high-yield market at the end of the period, according to Barclays.

A wide range of stocks bolsters the fund

Holdings in a variety of sectors lifted the fund’s return; indeed, seven of the 10 largest investments were additive. Among these were three health care companies — Merck (6.2%), Pfizer (8.9%) and Bristol-Myers Squibb (19.1%). Merck was the fund’s largest holding during the period, and health care continued to be the largest sector in the portfolio.

The sector’s importance to the fund is the result of investments in select companies that have sustainable growth prospects due to robust product pipelines, solid balance sheets and healthy cash flow. In addition to dividends, these pharmaceutical companies continue to be attractive because of their capital appreciation potential, as the number of breakthrough drugs seems to be on the rise. One such category of therapies, immuno-oncology, harnesses a patient’s own immune system to recognize and fight cancer. It has shown impressive potential.

Support from technology sector

Whereas pharmaceutical firms have long been contributors to the fund’s income objective, technology companies have historically provided limited yield. In recent

2	The Income Fund of America

years, however, that has begun to change. Both Cisco (4.5%), a top 10 holding at the end of the period, and Texas Instruments (15.6%), boosted returns. Microsoft (–6.4%), the largest technology investment in the portfolio, detracted from results. While some of Microsoft’s products have come under pressure, the company nonetheless remains compelling due to the dominance of its Office and Windows Server franchises.

The demand among investors for companies that provide income has been so strong recently that valuations in some sectors have become relatively rich. But not all companies and sectors are subject to that pressure at the same time. The technology sector serves as an example of the fund’s ability to find relatively fertile new ground for dividend investing.

The search for yield abroad

While telecommunications companies in the U.S. have come under pressure due to increased competition, outside the U.S. the landscape is arguably more favorable. For example, Verizon (–9.3%), a top 10 holding and the fund’s largest position in the sector, declined over the six months. Verizon’s dividend yield, however, continued to help the fund achieve its mandate of providing current income.

Abroad, we found opportunity among telecommunications companies that are benefiting from a less challenging environment. Several of our European holdings contributed to the fund’s return. They included Germany’s Deutsche Telekom (6.5%) and French corporation Orange (12.5%), which finished the period as the fund’s third-largest telecom holding.

Consumers benefit from lower energy prices

A number of energy companies saw their share prices decline alongside the price of oil. ConocoPhillips (–23.7%) and Royal Dutch Shell (–26.0%), the fund’s two largest positions in the energy sector, detracted for the six months. Both have maintained their dividend payments, however, and leadership has indicated that it is committed to sustaining the dividend.

Falling oil prices may have put downward pressure on energy stock prices, but they likewise gave consumers more money to spend elsewhere. That may have played a role in the increased willingness among some to open their wallets for remodeling

The Income Fund of America	3

projects or big-ticket items. The fund’s most sizable holding in the consumer discretionary sector, Home Depot (29.2%), advanced significantly. Among the fund’s larger consumer staples holdings, PepsiCo (6.5%) and Procter & Gamble (9.0%), also delivered solid returns.

The importance of bonds

Bonds made up 20.4% of the portfolio at period-end, a relatively low allocation compared with the fund’s historical average. Yet fixed-income securities continue to play an important role, providing income and mitigating volatility. Investment-grade bonds (rated BBB/Baa and above) were lifted by the ongoing U.S. recovery and strong corporate earnings. While exposure to the energy sector placed pressure on some high-yield corporates, they still were a source of significant income.

Outlook

We believe there is reason for cautious optimism. Economic activity in the U.S. has continued to gain momentum, the unemployment rate has fallen and the housing market seems to be gathering strength. We remain confident in our ability to identify companies with the potential to help investors fulfill their long-term goals.

We thank you for your commitment to The Income Fund of America.

Cordially,

Hilda L. Applbaum	David C. Barclay
Vice Chairman and Principal Executive Officer	President

March 12, 2015

For current information about the fund, visit americanfunds.com.

4	The Income Fund of America

The Income Fund of America at a glance

Fund results shown are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Results at a glance (with dividends reinvested or interest compounded)

For periods ended January 31, 2015

	Cumulative total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime[1]

The Income Fund of America (Class A shares)	1.98%	9.66%	11.49%	6.94%	11.31%
Standard & Poor’s 500 Composite Index[2]	4.36	14.20	15.58	7.61	10.96
Lipper Income Funds Index	0.98	6.07	7.47	5.33	—	[3]
Barclays U.S. Aggregate Index[2,4]	4.36	6.61	4.57	4.86	7.78
Consumer Price Index (inflation)[5]	–1.91	–0.09	1.52	2.05	4.03

[1]	Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	The inception date for the index was December 31, 1988.
[4]	From December 1, 1973, through December 31, 1975, the Barclays U.S. Government/Credit Index was used because the Barclays U.S. Aggregate Index did not yet exist.
[5]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

A history of relatively high current income

For the five years ended January 31, 2015

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The Income Fund of America	5

The portfolio at a glance

January 31, 2015 (unaudited)	Percent of net assets
Investment mix by security type
U.S. common stocks	55.89%
Common stocks of issuers outside the U.S.	17.46
U.S. Treasury & agency bonds & notes	3.49
Convertible securities, preferred securities and rights & warrants	1.11
Other fixed-income securities	16.80
Short-term securities & other assets less liabilities	5.25

Five largest sectors in common stock holdings
Health care	10.40%
Financials	9.37
Industrials	8.85
Information technology	8.02
Consumer staples	7.89

Ten largest common stock holdings
Merck	3.14%
Microsoft	2.59
Pfizer	1.96
Bristol-Myers Squibb	1.91
General Electric	1.84
DuPont	1.63
Verizon	1.53
Cisco	1.45
Lockheed Martin	1.41
Waste Management	1.34

Country diversification by domicile
United States	71.90%
United Kingdom	6.93
Euro zone*	6.57
Canada	2.01
Australia	1.90
Hong Kong	1.56
Switzerland	1.33
Taiwan	.76
India	.51
Other countries	1.28
Short-term securities & other assets less liabilities	5.25

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Slovenia and Spain.

July 31, 2014	Percent of net assets
Investment mix by security type
U.S. common stocks	52.73%
Common stocks of issuers outside the U.S.	22.08
U.S. Treasury & agency bonds & notes	2.93
Convertible securities, preferred securities and rights & warrants	.97
Other fixed-income securities	16.44
Short-term securities & other assets less liabilities	4.85

Five largest sectors in common stock holdings
Health care	10.49%
Industrials	9.66
Financials	9.50
Information technology	8.07
Consumer staples	7.74

Ten largest common stock holdings
Merck	3.00%
Microsoft	2.80
General Electric	2.01
Verizon	1.91
Bristol-Myers Squibb	1.78
Pfizer	1.72
AstraZeneca	1.46
DuPont	1.46
Cisco	1.40
PepsiCo	1.38

Country diversification by domicile
United States	69.81%
United Kingdom	8.64
Euro zone†	6.93
Canada	2.20
Australia	1.97
Switzerland	1.75
Hong Kong	1.69
Taiwan	.79
India	.18
Other countries	1.19
Short-term securities & other assets less liabilities	4.85

†	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Summary investment portfolio January 31, 2015	unaudited

Common stocks 73.35%	Shares	Value (000)
Health care 10.40%
Merck & Co., Inc.	50,113,640	$3,020,850
Pfizer Inc.	60,380,000	1,886,875
Bristol-Myers Squibb Co.	30,415,700	1,833,154
AstraZeneca PLC[1]	10,290,000	731,772
Eli Lilly and Co.	10,040,000	722,880
Other securities		1,808,407
		10,003,938

Financials 9.37%
Wells Fargo & Co.	21,692,000	1,126,249
JPMorgan Chase & Co.	18,130,200	985,920
CME Group Inc., Class A	10,140,400	864,976
Banco Santander, SA1,2	102,034,324	685,853
Suncorp Group Ltd.[1]	52,849,898	601,331
Iron Mountain Inc.[3]	13,644,780	543,608
Digital Realty Trust, Inc.[3]	7,115,000	518,968
Other securities		3,687,615
		9,014,520

Industrials 8.85%
General Electric Co.	74,250,000	1,773,832
Lockheed Martin Corp.	7,217,400	1,359,542
Waste Management, Inc.[3]	25,095,765	1,290,675
BAE Systems PLC[1]	102,695,272	783,209
Other securities		3,309,433
		8,516,691

Information technology 8.02%
Microsoft Corp.	61,561,100	2,487,068
Cisco Systems, Inc.	52,980,000	1,396,818
Texas Instruments Inc.	16,730,000	894,219
Analog Devices, Inc.	14,616,091	761,571
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	127,503,000	566,159
Other securities		1,615,659
		7,721,494

Consumer staples 7.89%
Procter & Gamble Co.	15,173,700	1,278,991
Philip Morris International Inc.	13,168,200	1,056,617
PepsiCo, Inc.	10,448,100	979,823
Coca-Cola Co.	20,245,000	833,487
Altria Group, Inc.	15,102,000	801,916
Kimberly-Clark Corp.	5,100,000	550,596
Lorillard, Inc.	7,610,000	499,292
Nestlé SA1	6,440,000	493,284
Other securities		1,103,731
		7,597,737

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Energy 5.66%
ConocoPhillips	18,766,362	$1,181,905
Royal Dutch Shell PLC, Class B (ADR)	10,931,000	699,475
Royal Dutch Shell PLC, Class B1	6,003,647	191,137
Spectra Energy Corp	22,055,500	737,536
Chevron Corp.	5,795,000	594,161
Coal India Ltd.[1]	85,000,000	494,410
Other securities		1,548,107
		5,446,731

Materials 5.30%
E.I. du Pont de Nemours and Co.	22,011,000	1,567,403
Dow Chemical Co.	18,304,900	826,649
Potash Corp. of Saskatchewan Inc.	18,650,000	681,471
MeadWestvaco Corp.[3]	10,217,731	513,748
Other securities		1,514,192
		5,103,463

Utilities 4.99%
Duke Energy Corp.	8,912,057	776,597
PG&E Corp.	11,300,000	664,553
National Grid PLC[1]	38,433,619	540,548
Power Assets Holdings Ltd.[1]	51,334,000	536,497
EDP - Energias de Portugal, SA1	134,952,000	513,305
DTE Energy Co.	5,500,000	493,130
Other securities		1,278,800
		4,803,430

Telecommunication services 4.29%
Verizon Communications Inc.	32,239,039	1,473,646
Telstra Corp. Ltd.[1]	141,451,533	713,271
Orange[1]	33,900,000	597,142
Other securities		1,341,279
		4,125,338

Consumer discretionary 3.78%
Home Depot, Inc.	7,795,000	813,954
Other securities		2,822,481
		3,636,435

Miscellaneous 4.80%
Other common stocks in initial period of acquisition		4,616,551

Total common stocks (cost: $54,485,623,000)		70,586,328

Preferred securities 0.51%
Financials 0.51%
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	41,280
Other securities		445,879

Total preferred securities (cost: $463,407,000)		487,159

8	The Income Fund of America

Rights & warrants 0.00%	Shares	Value (000)
Energy 0.00%
Other securities		$33

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		3,341

Total rights & warrants (cost: $2,171,000)		3,374

Convertible stocks 0.50%
Other 0.40%
Other securities		385,842

Miscellaneous 0.10%
Other convertible stocks in initial period of acquisition		94,937

Total convertible stocks (cost: $523,076,000)		480,779

Convertible bonds 0.10%	Principal amount (000)
Other 0.08%
Other securities		74,974

Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		21,756

Total convertible bonds (cost: $112,259,000)		96,730

Bonds, notes & other debt instruments 20.29%
Corporate bonds & notes 14.36%
Financials 2.79%
JPMorgan Chase & Co. 1.35%–3.88% 2017–2025	$112,640	114,675
JPMorgan Chase & Co., junior subordinated 6.75%–7.90% (undated)[4]	111,360	120,052
Wells Fargo & Co. 2.13%–4.60% 2016–2026	110,540	118,508
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[4]	86,566	95,439
Other securities		2,240,583
		2,689,257

Telecommunication services 1.74%
Verizon Communications Inc. 2.63%–6.55% 2020–2054[5]	249,850	298,053
Other securities		1,373,536
		1,671,589

Health care 1.54%
Merck & Co., Inc. 1.10% 2018	6,710	6,719
Pfizer Inc. 2.10%–7.20% 2019–2044	69,495	77,391
Other securities		1,394,230
		1,478,340

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials 1.36%
General Electric Capital Corp. 2.20%–6.00% 2015–2024	$55,370	$58,600
General Electric Capital Corp., junior subordinated 6.25%–7.13% (undated)[4]	162,300	186,460
General Electric Co. 0.85%–4.13% 2015–2042	28,750	30,245
Other securities		1,038,751
		1,314,056

Consumer staples 0.66%
Coca-Cola Co. 1.50%–1.80% 2015–2016	20,590	20,898
Philip Morris International Inc. 3.25%–4.88% 2023–2044	26,745	29,217
Procter & Gamble Co. 3.50% 2015	17,250	17,266
Other securities		567,145
		634,526

Other 6.27%
Other securities		6,027,389

Total corporate bonds & notes		13,815,157

U.S. Treasury bonds & notes 3.11%
U.S. Treasury 2.74%
U.S. Treasury 0.63%–6.25% 2015–2044[6]	2,393,710	2,641,149

U.S. Treasury inflation-protected securities 0.37%
U.S. Treasury Inflation-Protected Security 0.13%–2.00% 2024–2044[7]	306,198	353,975

Total U.S. Treasury bonds & notes		2,995,124

Mortgage-backed obligations 1.91%
Fannie Mae 2.50%–9.96% 2018–2047[4,8,9]	930,309	1,002,166
Freddie Mac 3.00%–9.28% 2019–2043[4,8]	200,663	218,403
Other securities		615,362
		1,835,931

Federal agency bonds & notes 0.38%
Fannie Mae 2.30%–7.13% 2022–2030[4,8]	109,187	131,128
Federal Home Loan Bank 5.50% 2036	100	148
Freddie Mac 0.75%–3.53% 2016–2024[4,8]	198,142	204,124
Other securities		30,537
		365,937

Other bonds & notes 0.52%
Other securities		504,045

Miscellaneous 0.01%
Other bonds & notes in initial period of acquisition		8,835

Total bonds, notes & other debt instruments (cost: $18,947,538,000)		19,525,029

10	The Income Fund of America

Short-term securities 6.29%	Principal amount (000)	Value (000)
Chariot Funding, LLC 0.20%–0.25% due 4/28/2015–6/8/2015[5]	$105,000	$104,927
Coca-Cola Co. 0.13%–0.17% due 3/11/2015–6/10/2015[5]	177,000	176,941
Fannie Mae 0.08%–0.18% due 4/1/2015–11/16/2015	1,031,000	1,030,702
Federal Farm Credit Banks 0.09%–0.15% due 2/2/2015–8/12/2015	660,100	659,988
Federal Home Loan Bank 0.07%–0.16% due 2/6/2015–9/2/2015	1,408,165	1,408,005
Freddie Mac 0.06%–0.17% due 2/17/2015–11/3/2015	1,208,600	1,208,373
General Electric Co. 0.18%–0.24% due 4/22/2015–7/14/2015	153,200	153,082
Jupiter Securitization Co., LLC 0.25% due 3/3/2015[5]	25,000	24,997
Merck & Co. Inc. 0.13% due 2/18/2015–2/27/2015[5]	83,200	83,197
Microsoft Corp. 0.10%–0.12% due 2/5/2015–4/8/2015[5]	40,400	40,397
PepsiCo Inc. 0.10% due 3/10/2015[5]	50,000	49,995
Pfizer Inc 0.11% due 4/9/2015[5]	25,000	24,996
Procter & Gamble Co. 0.11%–0.12% due 3/3/2015–3/9/2015[5]	111,400	111,393
U.S. Treasury Bills 0.10%–0.11% due 7/2/2015–7/23/2015	141,900	141,876
Wells Fargo & Co. 0.23% due 4/8/2015	50,000	49,985
Wells Fargo Bank, N.A. 0.17% due 4/2/2015	50,000	50,002
Other securities		740,430

Total short-term securities (cost: $6,058,443,000)		6,059,286
Total investment securities 101.04% (cost: $80,592,517,000)		97,238,685
Other assets less liabilities (1.04)%		(1,003,842)

Net assets 100.00%		$96,234,843

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $9,884,000, an aggregate cost of $69,395,000, and which represented .01% of the net assets of the fund) were acquired from 2/14/2011 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The Income Fund of America	11

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $488,320,000 over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 1/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	2/12/2015	Citibank	$68,948	A$85,075	$2,771
Australian dollars	2/20/2015	HSBC Bank	$33,883	A$39,000	3,560
Australian dollars	2/23/2015	Bank of America, N.A.	$49,487	A$60,700	2,301
Australian dollars	2/27/2015	JPMorgan Chase	$128,836	A$163,200	2,001
Australian dollars	2/27/2015	Bank of America, N.A.	$8,454	A$10,700	138
Australian dollars	3/3/2015	UBS AG	$81,690	A$103,300	1,428
Euros	2/12/2015	UBS AG	$186,050	€157,600	7,942
					$20,141

12	The Income Fund of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended January 31, 2015, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2015 (000)
Waste Management, Inc.	27,982,868	—	2,887,103	25,095,765	$19,765	$1,290,675
Iron Mountain Inc.	12,457,211	1,187,569	—	13,644,780	60,903	543,608
Iron Mountain Inc. 5.75% 2024	$2,175,000	$2,150,000	—	$4,325,000	84	4,422
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	29	1,000
Digital Realty Trust, Inc.	8,346,000	—	1,231,000	7,115,000	13,535	518,968
MeadWestvaco Corp.	11,281,000	—	1,063,269	10,217,731	2,820	513,748
TalkTalk Telecom Group PLC[1]	57,242,000	—	—	57,242,000	4,128	273,810
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	6,940	219,799
R.R. Donnelley & Sons Co. 7.00% 2022	$16,735,000	$2,500,000	$1,735,000	$17,500,000	617	18,900
R.R. Donnelley & Sons Co. 6.50% 2023	$11,125,000	$2,500,000	$3,045,000	$10,580,000	360	10,897
R.R. Donnelley & Sons Co. 7.25% 2018	$7,234,000	—	—	$7,234,000	263	8,066
R.R. Donnelley & Sons Co. 7.875% 2021	$3,050,000	—	—	$3,050,000	95	3,401
Outfront Media Inc.	7,800,000	1,264,824	—	9,064,824	38,484	256,988
Healthscope Ltd.[1,2]	101,831,569	—	—	101,831,569	—	213,747
Baytex Energy Corp.	5,106,281	5,734,279	—	10,840,560	5,782	168,235
Diebold, Inc.	3,925,000	—	—	3,925,000	2,257	122,460
Redwood Trust, Inc.	2,479,888	2,428,971	—	4,908,859	1,661	97,834
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	630	57,230
Cliffs Natural Resources Inc.	7,354,581	—	1,839,709	5,514,872	2,206	35,406
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016	2,925,000	—	—	2,925,000	2,559	18,252
Cliffs Natural Resources Inc. 4.875% 2021	$4,945,000	—	—	$4,945,000	130	3,461
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,4,8,10,11]	$18,566,454	$1,076,009	—	$19,642,463	1,265	19,544
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,4,8,11]	$12,009,250	—	$60,500	$11,948,750	339	11,889
Rotech Healthcare Inc.[1,2]	543,172	—	—	543,172	—	9,163

The Income Fund of America	13

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/2015 (000)
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,4,8,11]	$9,200,000	—	—	$9,200,000	$473	$9,154
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	628	29,154
					$165,953	$4,459,811

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $16,149,529,000, which represented 16.78% of the net assets of the fund. This amount includes $16,016,756,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,760,894,000, which represented 5.99% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $443,000, which represented less than .01% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $750,155,000, which represented .78% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts

TBA = To be announced

A$ = Australian dollars

€ = Euros

See Notes to Financial Statements

14	The Income Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $76,729,212)	$92,778,874
Affiliated issuers (cost: $3,863,305)	4,459,811	$97,238,685
Cash denominated in currencies other than U.S. dollars (cost: $402)		402
Cash		1,637
Unrealized appreciation on open forward currency contracts		20,141
Receivables for:
Sales of investments	482,354
Sales of fund’s shares	134,391
Dividends and interest	369,933
Other	1,983	988,661
		98,249,526
Liabilities:
Payables for:
Purchases of investments	1,882,118
Repurchases of fund’s shares	71,664
Investment advisory services	14,989
Services provided by related parties	38,263
Trustees’ deferred compensation	5,010
Other	2,639	2,014,683
Net assets at January 31, 2015		$96,234,843

Net assets consist of:
Capital paid in on shares of beneficial interest		$79,510,806
Undistributed net investment income		359,255
Accumulated net realized loss		(300,836)
Net unrealized appreciation		16,665,618
Net assets at January 31, 2015		$96,234,843

See Notes to Financial Statements

The Income Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (4,497,238 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$72,408,325	3,379,956	$21.42
Class B	456,637	21,461	21.28
Class C	6,534,327	308,611	21.17
Class F-1	3,915,545	183,167	21.38
Class F-2	3,756,977	175,463	21.41
Class 529-A	1,482,930	69,349	21.38
Class 529-B	26,762	1,254	21.34
Class 529-C	468,825	22,013	21.30
Class 529-E	65,043	3,050	21.32
Class 529-F-1	56,248	2,630	21.38
Class R-1	136,979	6,432	21.30
Class R-2	627,772	29,608	21.20
Class R-2E	66	3	21.40
Class R-3	1,322,968	61,981	21.34
Class R-4	1,235,252	57,751	21.39
Class R-5	656,946	30,663	21.42
Class R-6	3,083,241	143,846	21.43

See Notes to Financial Statements

16	The Income Fund of America

Statement of operations	unaudited
for the six months ended January 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,999; also includes $162,299 from affiliates)	$1,304,219
Interest (includes $3,654 from affiliates)	444,371	$1,748,590

Fees and expenses*:
Investment advisory services	103,790
Distribution services	142,732
Transfer agent services	37,731
Administrative services	9,393
Reports to shareholders	1,648
Registration statement and prospectus	1,080
Trustees’ compensation	192
Auditing and legal	89
Custodian	1,513
Other	987	299,155
Net investment income		1,449,435

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $321; also includes $12,964 net gain from affiliates)	1,735,511
Forward currency contracts	70,080
Currency transactions	20,465	1,826,056
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $1)	(1,450,987)
Forward currency contracts	16,875
Currency translations	(687)	(1,434,799)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		391,257

Net increase in net assets resulting from operations		$1,840,692

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Income Fund of America	17

Statements of changes in net assets
	(dollars in thousands)

	Six months ended January 31, 2015*	Year ended July 31, 2014
Operations:
Net investment income	$1,449,435	$3,274,444
Net realized gain on investments, forward currency contracts and currency transactions	1,826,056	2,867,529
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(1,434,799)	4,433,412
Net increase in net assets resulting from operations	1,840,692	10,575,385

Dividends from net investment income	(1,995,086)	(2,769,274)

Net capital share transactions	2,551,175	2,749,667

Total increase in net assets	2,396,781	10,555,778

Net assets:
Beginning of period	93,838,062	83,282,284
End of period (including undistributed net investment income: $359,255 and $904,906, respectively)	$96,234,843	$93,838,062

*	Unaudited.

See Notes to Financial Statements

18	The Income Fund of America

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Income Fund of America	19

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

20	The Income Fund of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

The Income Fund of America	21

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

22	The Income Fund of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$8,188,939	$1,805,836	$9,163	$10,003,938
Financials	6,529,527	2,484,993	—	9,014,520
Industrials	6,868,873	1,647,816	2	8,516,691
Information technology	6,834,125	887,369	—	7,721,494
Consumer staples	6,642,758	954,979	—	7,597,737
Energy	4,306,775	1,139,765	191	5,446,731
Materials	4,395,021	708,442	—	5,103,463
Utilities	2,562,682	2,240,748	—	4,803,430
Telecommunication services	1,633,105	2,492,233	—	4,125,338
Consumer discretionary	2,761,160	875,275	—	3,636,435
Miscellaneous	3,796,371	820,180	—	4,616,551
Preferred securities	487,159	—	—	487,159
Rights & warrants	3,341	—	33	3,374
Convertible stocks	441,706	39,073	—	480,779
Convertible bonds	—	96,730	—	96,730
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	13,773,102	42,055	13,815,157
U.S. Treasury bonds & notes	—	2,995,124	—	2,995,124
Mortgage-backed obligations	—	1,835,931	—	1,835,931
Federal agency bonds & notes	—	365,937	—	365,937
Other	—	504,045	—	504,045
Miscellaneous	—	8,835	—	8,835
Short-term securities	—	6,059,286	—	6,059,286
Total	$55,451,542	$41,735,699	$51,444	$97,238,685

See the following page for footnote.

The Income Fund of America	23

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$20,141	$—	$20,141

*	Securities with a value of $16,016,756,000, which represented 16.64% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Issuer risks — The values of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower

24	The Income Fund of America

quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered

The Income Fund of America	25

by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of January 31, 2015, the fund’s maximum exposure of unfunded loan commitments was $17,077,000, which would represent .02% of the net assets of the fund should such commitments become due.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of January 31, 2015 (dollars in thousands):

	Assets		Liabilities
	Location on statement of		Location on statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$20,141	Unrealized depreciation on open forward currency contracts	$—

	Net realized gain		Net unrealized appreciation
	Location on statement of		Location on statement of
Contract	operations	Value	operations	Value
Forward currency	Net realized gain on forward currency contracts	$70,080	Net unrealized appreciation on forward currency contracts	$16,875

26	The Income Fund of America

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following tables present the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,439	$—	$—	$—	$2,439
Citibank	2,771	—	—	—	2,771
HSBC Bank	3,560	—	—	—	3,560
JPMorgan Chase	2,001	—	—	—	2,001
UBS AG	9,370	—	—	—	9,370
Total	$20,141	$—	$—	$—	$20,141

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Income Fund of America	27

As of and during the period ended January 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$915,712
Capital loss carryforward expiring 2018*	(1,962,845)
Post-October capital loss deferral†	(38,646)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

28	The Income Fund of America

As of January 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$18,859,938
Gross unrealized depreciation on investment securities	(2,277,057)
Net unrealized appreciation on investment securities	16,582,881
Cost of investment securities	80,655,804

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended January 31, 2015		Year ended July 31, 2014
Class A	$1,530,613		$2,166,322
Class B	8,786		17,038
Class C	114,155		157,610
Class F-1	79,087		128,654
Class F-2	78,468		60,710
Class 529-A	30,660		42,937
Class 529-B	487		894
Class 529-C	7,956		10,460
Class 529-E	1,277		1,762
Class 529-F-1	1,175		1,617
Class R-1	2,344		3,039
Class R-2	11,039		15,075
Class R-2E*	—	†
Class R-3	26,193		37,748
Class R-4	25,483		35,012
Class R-5	13,146		18,810
Class R-6	64,217		71,586
Total	$1,995,086		$2,769,274

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly

The Income Fund of America	29

gross income. For the six months ended January 31, 2015, the investment advisory services fee was $103,790,000, which was equivalent to an annualized rate of 0.215% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

30	The Income Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion on the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended January 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$89,633		$27,553		$3,649		Not applicable
Class B	2,668		226		Not applicable		Not applicable
Class C	33,233		2,534		1,664		Not applicable
Class F-1	4,802		2,227		961		Not applicable
Class F-2	Not applicable		1,699		875		Not applicable
Class 529-A	1,706		434		374		$665
Class 529-B	153		12		8		14
Class 529-C	2,368		152		119		212
Class 529-E	164		10		16		30
Class 529-F-1	—		16		14		24
Class R-1	682		64		34		Not applicable
Class R-2	2,386		1,048		161		Not applicable
Class R-2E*	—	†	—	†	—	†	Not applicable
Class R-3	3,408		1,016		342		Not applicable
Class R-4	1,529		594		306		Not applicable
Class R-5	Not applicable		141		152		Not applicable
Class R-6	Not applicable		5		718		Not applicable
Total class-specific expenses	$142,732		$37,731		$9,393		$945

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or

The Income Fund of America	31

other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $192,000 in the fund’s statement of operations includes $226,000 in current fees (either paid in cash or deferred) and a net decrease of $34,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2015

Class A	$3,484,861	161,167	$1,480,020	67,960	$(3,736,368)	(172,710)	$1,228,513	56,417
Class B	3,958	184	8,633	399	(157,002)	(7,337)	(144,411)	(6,754)
Class C	576,526	26,970	109,249	5,070	(736,860)	(34,530)	(51,085)	(2,490)
Class F-1	594,241	27,591	75,520	3,475	(592,424)	(27,347)	77,337	3,719
Class F-2	979,697	45,240	72,634	3,338	(256,549)	(11,861)	795,782	36,717
Class 529-A	99,417	4,611	30,646	1,410	(108,024)	(5,003)	22,039	1,018
Class 529-B	551	26	489	22	(8,308)	(387)	(7,268)	(339)
Class 529-C	34,532	1,605	7,953	367	(42,704)	(1,985)	(219)	(13)
Class 529-E	5,170	240	1,276	59	(5,962)	(277)	484	22
Class 529-F-1	8,117	376	1,174	54	(5,244)	(243)	4,047	187
Class R-1	15,205	706	2,331	107	(13,398)	(625)	4,138	188
Class R-2	65,320	3,051	11,022	511	(82,352)	(3,847)	(6,010)	(285)
Class R-2E†	68	3	—	—	—	—	68	3
Class R-3	129,007	5,988	26,119	1,203	(187,125)	(8,694)	(31,999)	(1,503)
Class R-4	174,961	8,083	25,474	1,172	(154,270)	(7,145)	46,165	2,110
Class R-5	136,944	6,319	13,140	603	(58,718)	(2,714)	91,366	4,208
Class R-6	772,835	35,841	64,181	2,946	(314,788)	(14,539)	522,228	24,248
Total net increase (decrease)	$7,081,410	328,001	$1,929,861	88,696	$(6,460,096)	(299,244)	$2,551,175	117,453

32	The Income Fund of America

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2014

Class A	$6,420,156	311,526	$2,090,820	102,005	$(7,163,661)	(347,576)	$1,347,315	65,955
Class B	15,848	780	16,702	824	(312,935)	(15,329)	(280,385)	(13,725)
Class C	1,051,634	51,585	150,122	7,408	(1,565,367)	(76,875)	(363,611)	(17,882)
Class F-1	1,447,794	70,525	124,418	6,078	(1,659,394)	(78,512)	(87,182)	(1,909)
Class F-2	1,663,283	78,324	53,497	2,597	(314,086)	(15,206)	1,402,694	65,715
Class 529-A	179,862	8,743	42,926	2,097	(179,607)	(8,721)	43,181	2,119
Class 529-B	1,516	74	894	44	(17,388)	(850)	(14,978)	(732)
Class 529-C	67,037	3,269	10,457	513	(67,255)	(3,280)	10,239	502
Class 529-E	8,763	427	1,762	86	(9,933)	(484)	592	29
Class 529-F-1	12,490	608	1,616	79	(10,431)	(506)	3,675	181
Class R-1	25,667	1,253	3,020	148	(26,991)	(1,319)	1,696	82
Class R-2	126,996	6,209	15,050	742	(171,159)	(8,400)	(29,113)	(1,449)
Class R-3	263,971	12,837	37,671	1,845	(384,619)	(18,800)	(82,977)	(4,118)
Class R-4	309,321	15,045	34,994	1,709	(295,671)	(14,388)	48,644	2,366
Class R-5	187,464	8,951	18,802	918	(213,083)	(10,161)	(6,817)	(292)
Class R-6	809,454	39,104	71,525	3,478	(124,285)	(6,015)	756,694	36,567
Total net increase (decrease)	$12,591,256	609,260	$2,674,276	130,571	$(12,515,865)	(606,422)	$2,749,667	133,409

*	Includes exchanges between share classes of the fund.
†	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,227,765,000 and $15,630,190,000, respectively, during the six months ended January 31, 2015.

The Income Fund of America	33

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class A:
Six months ended 1/31/2015[5,6]	$21.45	$.34	$.09	$.43
Year ended 7/31/2014	19.64	.78	1.69	2.47
Year ended 7/31/2013	17.66	.67	1.99	2.66
Year ended 7/31/2012	16.97	.66	.73	1.39
Year ended 7/31/2011	15.48	.71	1.53	2.24
Year ended 7/31/2010	14.04	.73	1.37	2.10
Class B:
Six months ended 1/31/2015[5,6]	21.30	.25	.10	.35
Year ended 7/31/2014	19.50	.61	1.69	2.30
Year ended 7/31/2013	17.53	.53	1.97	2.50
Year ended 7/31/2012	16.85	.53	.71	1.24
Year ended 7/31/2011	15.37	.58	1.52	2.10
Year ended 7/31/2010	13.94	.60	1.37	1.97
Class C:
Six months ended 1/31/2015[5,6]	21.21	.25	.08	.33
Year ended 7/31/2014	19.42	.60	1.69	2.29
Year ended 7/31/2013	17.47	.51	1.97	2.48
Year ended 7/31/2012	16.80	.52	.71	1.23
Year ended 7/31/2011	15.33	.57	1.51	2.08
Year ended 7/31/2010	13.91	.60	1.36	1.96
Class F-1:
Six months ended 1/31/2015[5,6]	21.40	.33	.10	.43
Year ended 7/31/2014	19.60	.76	1.68	2.44
Year ended 7/31/2013	17.62	.65	2.00	2.65
Year ended 7/31/2012	16.94	.65	.72	1.37
Year ended 7/31/2011	15.46	.70	1.52	2.22
Year ended 7/31/2010	14.02	.73	1.37	2.10
Class F-2:
Six months ended 1/31/2015[5,6]	21.44	.35	.10	.45
Year ended 7/31/2014	19.63	.80	1.71	2.51
Year ended 7/31/2013	17.65	.70	1.99	2.69
Year ended 7/31/2012	16.97	.69	.72	1.41
Year ended 7/31/2011	15.48	.74	1.53	2.27
Year ended 7/31/2010	14.04	.77	1.36	2.13
Class 529-A:
Six months ended 1/31/2015[5,6]	21.41	.32	.10	.42
Year ended 7/31/2014	19.60	.75	1.70	2.45
Year ended 7/31/2013	17.63	.65	1.98	2.63
Year ended 7/31/2012	16.95	.64	.72	1.36
Year ended 7/31/2011	15.46	.69	1.53	2.22
Year ended 7/31/2010	14.03	.73	1.35	2.08

34	The Income Fund of America

Dividends				Ratio of		Ratio of
(from net	Net asset		Net assets,	expenses		net income
investment	value, end	Total	end of period	to average		to average
income)	of period	return[3,4]	(in millions)	net assets[2]		net assets[2]

$(.46)	$21.42	1.98%	$72,408	.56%[7]		3.07%[7]
(.66)	21.45	12.78	71,290	.57		3.76
(.68)	19.64	15.33	63,968	.58		3.58
(.70)	17.66	8.45	56,153	.59		3.92
(.75)	16.97	14.68	52,940	.58		4.24
(.66)	15.48	15.09	48,437	.61		4.82

(.37)	21.28	1.62	457	1.31	[7]	2.35	[7]
(.50)	21.30	11.92	601	1.32		2.99
(.53)	19.50	14.48	818	1.33		2.86
(.56)	17.53	7.56	1,161	1.34		3.19
(.62)	16.85	13.82	1,760	1.34		3.48
(.54)	15.37	14.24	2,421	1.38		4.01

(.37)	21.17	1.55	6,534	1.35	[7]	2.28	[7]
(.50)	21.21	11.91	6,597	1.37		2.95
(.53)	19.42	14.41	6,389	1.38		2.79
(.56)	17.47	7.55	6,096	1.38		3.13
(.61)	16.80	13.77	6,157	1.39		3.43
(.54)	15.33	14.17	5,882	1.43		4.00

(.45)	21.38	1.98	3,916	.64	[7]	2.98	[7]
(.64)	21.40	12.66	3,841	.65		3.71
(.67)	19.60	15.30	3,554	.65		3.50
(.69)	17.62	8.35	2,563	.64		3.87
(.74)	16.94	14.58	2,025	.64		4.19
(.66)	15.46	15.08	1,815	.65		4.78

(.48)	21.41	2.07	3,757	.37	[7]	3.24	[7]
(.70)	21.44	12.97	2,975	.40		3.89
(.71)	19.63	15.53	1,434	.41		3.74
(.73)	17.65	8.59	1,020	.40		4.09
(.78)	16.97	14.90	747	.40		4.42
(.69)	15.48	15.31	460	.42		5.04

(.45)	21.38	1.93	1,483	.65	[7]	2.98	[7]
(.64)	21.41	12.69	1,463	.67		3.66
(.66)	19.60	15.19	1,298	.68		3.48
(.68)	17.63	8.30	1,102	.68		3.82
(.73)	16.95	14.62	939	.67		4.15
(.65)	15.46	14.95	753	.69		4.77

See page 40 for footnotes.

The Income Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-B:
Six months ended 1/31/2015[5,6]	$21.36	$.24	$.10	$.34
Year ended 7/31/2014	19.55	.58	1.70	2.28
Year ended 7/31/2013	17.57	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Year ended 7/31/2011	15.41	.56	1.52	2.08
Year ended 7/31/2010	13.98	.59	1.37	1.96
Class 529-C:
Six months ended 1/31/2015[5,6]	21.33	.24	.09	.33
Year ended 7/31/2014	19.53	.59	1.69	2.28
Year ended 7/31/2013	17.56	.50	1.99	2.49
Year ended 7/31/2012	16.89	.51	.71	1.22
Year ended 7/31/2011	15.41	.56	1.53	2.09
Year ended 7/31/2010	13.99	.60	1.35	1.95
Class 529-E:
Six months ended 1/31/2015[5,6]	21.35	.30	.09	.39
Year ended 7/31/2014	19.55	.70	1.69	2.39
Year ended 7/31/2013	17.58	.60	1.99	2.59
Year ended 7/31/2012	16.91	.60	.71	1.31
Year ended 7/31/2011	15.43	.65	1.52	2.17
Year ended 7/31/2010	14.00	.68	1.36	2.04
Class 529-F-1:
Six months ended 1/31/2015[5,6]	21.41	.35	.09	.44
Year ended 7/31/2014	19.60	.80	1.70	2.50
Year ended 7/31/2013	17.63	.69	1.98	2.67
Year ended 7/31/2012	16.95	.68	.72	1.40
Year ended 7/31/2011	15.46	.73	1.53	2.26
Year ended 7/31/2010	14.03	.76	1.35	2.11
Class R-1:
Six months ended 1/31/2015[5,6]	21.33	.25	.09	.34
Year ended 7/31/2014	19.53	.60	1.69	2.29
Year ended 7/31/2013	17.56	.52	1.98	2.50
Year ended 7/31/2012	16.89	.52	.71	1.23
Year ended 7/31/2011	15.41	.57	1.52	2.09
Year ended 7/31/2010	13.99	.61	1.35	1.96
Class R-2:
Six months ended 1/31/2015[5,6]	21.23	.25	.09	.34
Year ended 7/31/2014	19.45	.60	1.68	2.28
Year ended 7/31/2013	17.49	.52	1.98	2.50
Year ended 7/31/2012	16.82	.52	.71	1.23
Year ended 7/31/2011	15.35	.57	1.51	2.08
Year ended 7/31/2010	13.93	.60	1.35	1.95

36	The Income Fund of America

Dividends				Ratio of		Ratio of
(from net	Net asset		Net assets,	expenses		net income
investment	value, end	Total	end of period	to average		to average
income)	of period	return[3,4]	(in millions)	net assets[2]		net assets[2]

$(.36)	$21.34	1.55%	$27	1.43%[7]		2.22%[7]
(.47)	21.36	11.79	34	1.45		2.85
(.51)	19.55	14.35	45	1.46		2.73
(.54)	17.57	7.41	58	1.47		3.06
(.60)	16.89	13.66	76	1.46		3.37
(.53)	15.41	14.10	92	1.49		3.92

(.36)	21.30	1.54	469	1.42	[7]	2.21	[7]
(.48)	21.33	11.82	470	1.44		2.88
(.52)	19.53	14.36	420	1.45		2.71
(.55)	17.56	7.43	370	1.47		3.04
(.61)	16.89	13.71	331	1.46		3.37
(.53)	15.41	14.04	281	1.48		3.97

(.42)	21.32	1.81	65	.89	[7]	2.73	[7]
(.59)	21.35	12.39	65	.91		3.41
(.62)	19.55	14.95	59	.92		3.24
(.64)	17.58	7.99	52	.93		3.57
(.69)	16.91	14.27	44	.94		3.88
(.61)	15.43	14.66	35	.97		4.49

(.47)	21.38	2.09	56	.42	[7]	3.20	[7]
(.69)	21.41	12.94	52	.44		3.89
(.70)	19.60	15.44	44	.45		3.70
(.72)	17.63	8.53	36	.46		4.04
(.77)	16.95	14.87	31	.45		4.37
(.68)	15.46	15.19	22	.47		4.99

(.37)	21.30	1.58	137	1.36	[7]	2.26	[7]
(.49)	21.33	11.88	133	1.39		2.93
(.53)	19.53	14.43	120	1.39		2.78
(.56)	17.56	7.50	122	1.40		3.11
(.61)	16.89	13.76	109	1.41		3.42
(.54)	15.41	14.10	91	1.44		4.03

(.37)	21.20	1.59	628	1.34	[7]	2.29	[7]
(.50)	21.23	11.85	635	1.37		2.95
(.54)	19.45	14.47	609	1.36		2.80
(.56)	17.49	7.52	567	1.40		3.11
(.61)	16.82	13.75	552	1.41		3.41
(.53)	15.35	14.10	518	1.47		3.97

See page 40 for footnotes.

The Income Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2E:
Period from 8/29/2014 to 1/31/2015[5,6,8]	$21.98	$.23	$(.34)	$(.11)
Class R-3:
Six months ended 1/31/2015[5,6]	21.37	.29	.10	.39
Year ended 7/31/2014	19.57	.69	1.69	2.38
Year ended 7/31/2013	17.60	.60	1.98	2.58
Year ended 7/31/2012	16.92	.60	.72	1.32
Year ended 7/31/2011	15.44	.64	1.53	2.17
Year ended 7/31/2010	14.01	.68	1.35	2.03
Class R-4:
Six months ended 1/31/2015[5,6]	21.42	.33	.09	.42
Year ended 7/31/2014	19.61	.76	1.70	2.46
Year ended 7/31/2013	17.63	.66	1.99	2.65
Year ended 7/31/2012	16.95	.65	.72	1.37
Year ended 7/31/2011	15.46	.70	1.53	2.23
Year ended 7/31/2010	14.03	.72	1.36	2.08
Class R-5:
Six months ended 1/31/2015[5,6]	21.45	.36	.09	.45
Year ended 7/31/2014	19.64	.82	1.70	2.52
Year ended 7/31/2013	17.66	.71	1.99	2.70
Year ended 7/31/2012	16.97	.70	.73	1.43
Year ended 7/31/2011	15.48	.75	1.53	2.28
Year ended 7/31/2010	14.04	.77	1.37	2.14
Class R-6:
Six months ended 1/31/2015[5,6]	21.46	.36	.10	.46
Year ended 7/31/2014	19.65	.83	1.70	2.53
Year ended 7/31/2013	17.66	.72	2.00	2.72
Year ended 7/31/2012	16.98	.71	.72	1.43
Year ended 7/31/2011	15.49	.76	1.52	2.28
Year ended 7/31/2010	14.05	.79	1.35	2.14

	Six months
	ended
	January 31,	Year ended July 31
Portfolio turnover rate for all share classes[11]	2015[4,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	19%	39%	47%	41%	38%	35%
Excluding mortgage dollar roll transactions	14%	Not available

See Notes to Financial Statements

38	The Income Fund of America

Dividends					Ratio of		Ratio of
(from net	Net asset		Net assets,		expenses		net income
investment	value, end	Total	end of period		to average		to average
income)	of period	return[3,4]	(in millions)		net assets[2]		net assets[2]

$(.47)	$21.40	(.51)%[9]	$—	[10]	.34%[4,9]		.87%[4,9]

(.42)	21.34	1.84	1,323		.92	[7]	2.71	[7]
(.58)	21.37	12.35	1,357		.94		3.38
(.61)	19.57	14.91	1,323		.94		3.22
(.64)	17.60	8.01	1,204		.96		3.55
(.69)	16.92	14.23	1,118		.96		3.86
(.60)	15.44	14.63	1,056		.99		4.45

(.45)	21.39	1.94	1,235		.62	[7]	3.00	[7]
(.65)	21.42	12.71	1,192		.64		3.67
(.67)	19.61	15.29	1,045		.64		3.52
(.69)	17.63	8.33	880		.65		3.86
(.74)	16.95	14.62	809		.66		4.17
(.65)	15.46	14.95	740		.68		4.77

(.48)	21.42	2.14	657		.32	[7]	3.28	[7]
(.71)	21.45	13.03	567		.34		3.98
(.72)	19.64	15.60	525		.34		3.83
(.74)	17.66	8.70	462		.35		4.17
(.79)	16.97	14.94	478		.36		4.46
(.70)	15.48	15.36	447		.38		5.07

(.49)	21.43	2.11	3,083		.27	[7]	3.33	[7]
(.72)	21.46	13.08	2,566		.29		4.03
(.73)	19.65	15.72	1,631		.29		3.85
(.75)	17.66	8.69	1,025		.30		4.21
(.79)	16.98	14.99	758		.31		4.51
(.70)	15.49	15.40	480		.33		5.20

See page 40 for footnotes.

The Income Fund of America	39

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by 1 basis point; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[10]	Amount less than $1 million.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

40	The Income Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2014, through January 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Income Fund of America	41

	Beginning account value 8/1/2014	Ending account value 1/31/2015	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,019.76	$2.85	.56%
Class A — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class B — actual return	1,000.00	1,016.23	6.66	1.31
Class B — assumed 5% return	1,000.00	1,018.60	6.67	1.31
Class C — actual return	1,000.00	1,015.46	6.86	1.35
Class C — assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class F-1 — actual return	1,000.00	1,019.78	3.26	.64
Class F-1 — assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 — actual return	1,000.00	1,020.74	1.88	.37
Class F-2 — assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-A — actual return	1,000.00	1,019.29	3.31	.65
Class 529-A — assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-B — actual return	1,000.00	1,015.53	7.26	1.43
Class 529-B — assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-C — actual return	1,000.00	1,015.43	7.21	1.42
Class 529-C — assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E — actual return	1,000.00	1,018.09	4.53	.89
Class 529-E — assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 529-F-1 — actual return	1,000.00	1,020.92	2.14	.42
Class 529-F-1 — assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-1 — actual return	1,000.00	1,015.78	6.91	1.36
Class R-1 — assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2 — actual return	1,000.00	1,015.88	6.81	1.34
Class R-2 — assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class R-2E — actual return†	1,000.00	994.91	3.43	.81
Class R-2E — assumed 5% return†	1,000.00	1,021.12	4.13	.81
Class R-3 — actual return	1,000.00	1,018.40	4.68	.92
Class R-3 — assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 — actual return	1,000.00	1,019.43	3.16	.62
Class R-4 — assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5 — actual return	1,000.00	1,021.38	1.63	.32
Class R-5 — assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 — actual return	1,000.00	1,021.14	1.38	.27
Class R-6 — assumed 5% return	1,000.00	1,023.84	1.38	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on August 29, 2014. The “assumed 5% return” line is based on 184 days.

42	The Income Fund of America

Approval of Investment Advisory and Service Agreement

The Income Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2016. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Income Funds Index, Lipper Equity Income Funds Index, Standard & Poor’s 500 Composite Index and Barclays U.S. Aggregate Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the lifetime period, 20- and 10-year periods, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

The Income Fund of America	43

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC received the benefit of research provided by broker-dealers executing portfolio transactions made on behalf of the fund, it did not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

44	The Income Fund of America

Office of the fund

One Market

Steuart Tower, Suite 2000

San Francisco, CA 94105-1409

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2015, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit No. MFGESRX-006-0315P Litho in USA BAG/ALD/8088-S42814

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®
Investment portfolio
January 31, 2015
unaudited
Common stocks 73.35% Health care 10.40%	Shares	Value (000)
Merck & Co., Inc.	50,113,640	$3,020,850
Pfizer Inc.	60,380,000	1,886,875
Bristol-Myers Squibb Co.	30,415,700	1,833,154
AstraZeneca PLC[1]	10,290,000	731,772
Eli Lilly and Co.	10,040,000	722,880
Novartis AG1	3,762,000	366,804
Novartis AG (ADR)	500,000	48,700
AbbVie Inc.	6,520,000	393,482
GlaxoSmithKline PLC[1]	13,555,000	298,353
Baxter International Inc.	4,025,000	282,998
Healthscope Ltd.[1,2,3]	101,831,569	213,747
Roche Holding AG1	600,000	162,092
Sonic Healthcare Ltd.[1]	2,265,000	33,068
Rotech Healthcare Inc.[1,2,3]	543,172	9,163
		10,003,938
Financials 9.37%
Wells Fargo & Co.	21,692,000	1,126,249
JPMorgan Chase & Co.	18,130,200	985,920
CME Group Inc., Class A	10,140,400	864,976
Banco Santander, SA1,2	102,034,324	685,853
Suncorp Group Ltd.[1]	52,849,898	601,331
Iron Mountain Inc.[3]	13,644,780	543,608
Digital Realty Trust, Inc.[3]	7,115,000	518,968
Public Storage	2,240,000	449,882
Weyerhaeuser Co.[2]	11,640,213	417,302
HSBC Holdings PLC (GBP denominated)[1]	25,420,722	232,763
HSBC Holdings PLC (HKD denominated)[1]	13,126,382	122,271
Prudential PLC[1]	11,775,000	286,422
Outfront Media Inc.[3]	9,064,824	256,988
Kimco Realty Corp.	7,835,000	216,638
Equity Residential	2,745,000	213,039
Sun Hung Kai Properties Ltd.[1]	11,214,234	182,095
BlackRock, Inc.	530,000	180,470
McGraw Hill Financial, Inc.	2,000,000	178,880
AXA SA1	7,595,000	178,658
Link Real Estate Investment Trust[1]	20,401,812	137,725
Alexandria Real Estate Equities, Inc.	1,232,625	120,206
Arthur J. Gallagher & Co.	2,500,000	111,075
Redwood Trust, Inc.[3]	4,908,859	97,834
Toronto-Dominion Bank	1,600,000	63,713
Allianz SE1	350,000	57,875
Northwest Bancshares, Inc.[3]	4,850,000	57,230
New York Community Bancorp, Inc.	3,065,000	47,354
Bank of Nova Scotia	910,065	43,731
The Income Fund of America — Page 1 of 34

unaudited
Common stocks Financials (continued)	Shares	Value (000)
City Holding Co.	741,000	$31,366
American Tower Corp.	42,271	4,098
		9,014,520
Industrials 8.85%
General Electric Co.	74,250,000	1,773,832
Lockheed Martin Corp.	7,217,400	1,359,542
Waste Management, Inc.[3]	25,095,765	1,290,675
BAE Systems PLC[1]	102,695,272	783,209
KONE Oyj, Class B1	9,136,000	411,335
Hubbell Inc., Class B	3,430,000	363,717
Norfolk Southern Corp.	3,000,000	305,910
Ryanair Holdings PLC (ADR)[2]	4,615,000	304,498
Masco Corp.	11,396,751	283,095
R.R. Donnelley & Sons Co.[3]	13,345,400	219,799
Boeing Co.	1,500,000	218,055
PACCAR Inc	3,382,500	203,322
Delta Air Lines, Inc.	4,040,000	191,132
United Technologies Corp.	1,500,000	172,170
Honeywell International Inc.	1,575,000	153,972
Abertis Infraestructuras, SA, Class A1	7,842,975	153,593
Randstad Holding NV1	2,258,786	119,285
Schneider Electric SE1	900,000	67,811
Geberit AG1	158,758	54,368
Atlas Copco AB, Class B1	1,195,000	32,674
Douglas Dynamics, Inc.[3]	1,444,000	29,154
CEVA Group PLC[1,2,4]	35,229	25,541
Atrium Corp.[1,2,4]	1,807	2
		8,516,691
Information technology 8.02%
Microsoft Corp.	61,561,100	2,487,068
Cisco Systems, Inc.	52,980,000	1,396,818
Texas Instruments Inc.	16,730,000	894,219
Analog Devices, Inc.	14,616,091	761,571
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	127,503,000	566,159
Intel Corp.	13,000,000	429,520
KLA-Tencor Corp.	6,409,290	393,979
Maxim Integrated Products, Inc.	7,796,000	257,970
Quanta Computer Inc.[1]	66,416,655	161,744
Diebold, Inc.[3]	3,925,000	122,460
STMicroelectronics NV1	13,743,000	114,726
Paychex, Inc.	2,000,000	90,520
Fidessa group PLC[1]	1,240,000	44,740
		7,721,494
Consumer staples 7.89%
Procter & Gamble Co.	15,173,700	1,278,991
Philip Morris International Inc.	13,168,200	1,056,617
PepsiCo, Inc.	10,448,100	979,823
Coca-Cola Co.	20,245,000	833,487
Altria Group, Inc.	15,102,000	801,916
Kimberly-Clark Corp.	5,100,000	550,596
Lorillard, Inc.	7,610,000	499,292
Nestlé SA1	6,440,000	493,284
The Income Fund of America — Page 2 of 34

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[1]	6,949,000	$391,229
Kellogg Co.	3,500,000	229,530
Campbell Soup Co.	4,500,000	205,830
Hershey Co.	1,500,000	153,315
Imperial Tobacco Group PLC[1]	1,500,000	70,466
Kraft Foods Group, Inc.	816,667	53,361
		7,597,737
Energy 5.66%
ConocoPhillips	18,766,362	1,181,905
Royal Dutch Shell PLC, Class B (ADR)	10,931,000	699,475
Royal Dutch Shell PLC, Class B1	6,003,647	191,137
Spectra Energy Corp	22,055,500	737,536
Chevron Corp.	5,795,000	594,161
Coal India Ltd.[1]	85,000,000	494,410
BP PLC[1]	70,550,000	454,218
Crescent Point Energy Corp.	14,225,000	338,077
Baytex Energy Corp.[3]	10,840,560	168,235
ONEOK, Inc.	3,575,000	157,407
Helmerich & Payne, Inc.	2,500,000	148,900
Kinder Morgan, Inc.	2,630,000	107,962
Keyera Corp.	1,332,700	78,659
TOTAL SA (ADR)	1,050,000	54,086
Husky Energy Inc.	1,750,000	37,666
Diamond Offshore Drilling, Inc.	85,811	2,706
General Maritime Corp.[1,2,4]	5,506	191
		5,446,731
Materials 5.30%
E.I. du Pont de Nemours and Co.	22,011,000	1,567,403
Dow Chemical Co.	18,304,900	826,649
Potash Corp. of Saskatchewan Inc.	18,650,000	681,471
MeadWestvaco Corp.[3]	10,217,731	513,748
Nucor Corp.	9,558,755	417,240
Air Products and Chemicals, Inc.	2,425,000	353,104
Rio Tinto PLC[1]	7,468,000	328,944
BASF SE1	3,000,000	269,369
Fletcher Building Ltd.[1]	12,239,000	74,359
Rexam PLC[1]	5,600,000	35,770
Cliffs Natural Resources Inc.[3]	5,514,872	35,406
		5,103,463
Utilities 4.99%
Duke Energy Corp.	8,912,057	776,597
PG&E Corp.	11,300,000	664,553
National Grid PLC[1]	38,433,619	540,548
Power Assets Holdings Ltd.[1]	51,334,000	536,497
EDP - Energias de Portugal, SA1	134,952,000	513,305
DTE Energy Co.	5,500,000	493,130
FirstEnergy Corp.	6,987,983	281,825
SSE PLC[1]	11,585,000	280,526
Dominion Resources, Inc.	3,570,000	274,497
HK Electric Investments and HK Electric Investments Ltd., units[1]	230,870,000	155,268
Snam SPA[1]	30,547,000	149,138
The Income Fund of America — Page 3 of 34

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Exelon Corp.	2,000,000	$72,080
Ratchaburi Electricity Generating Holding PCL[1]	35,748,000	65,466
		4,803,430
Telecommunication services 4.29%
Verizon Communications Inc.	32,239,039	1,473,646
Telstra Corp. Ltd.[1]	141,451,533	713,271
Orange[1]	33,900,000	597,142
Deutsche Telekom AG1	27,330,000	471,783
TalkTalk Telecom Group PLC[1,3]	57,242,000	273,810
HKT Trust and HKT Ltd., units[1]	172,254,135	225,144
BT Group PLC[1]	26,030,000	163,616
CenturyLink, Inc.	4,290,000	159,459
MegaFon OJSC (GDR)[1]	3,461,000	47,467
		4,125,338
Consumer discretionary 3.78%
Home Depot, Inc.	7,795,000	813,954
General Motors Co.	13,400,512	437,125
Time Warner Cable Inc.	2,372,690	322,994
SES SA, Class A (FDR)[1]	7,800,000	284,425
Marks and Spencer Group PLC[1]	30,000,000	218,699
Starwood Hotels & Resorts Worldwide, Inc.	3,000,000	215,910
Genuine Parts Co.	1,831,125	170,185
SJM Holdings Ltd.[1]	114,800,000	166,715
GameStop Corp., Class A	4,705,000	165,851
VF Corp.	2,350,000	163,019
Time Warner Inc.	2,034,300	158,533
Carnival Corp., units	3,496,601	153,711
McDonald’s Corp.	1,400,000	129,416
ProSiebenSat.1 Media AG1	2,745,000	121,946
Wynn Macau, Ltd.[1]	24,268,800	66,770
Cooper-Standard Holdings Inc.[2]	583,009	30,462
Nokian Renkaat Oyj[1]	674,000	16,622
Adelphia Recovery Trust, Series ACC-1[1,2]	19,531,478	98
Revel AC, Inc.[1,2,5]	529,539	—
		3,636,435
Miscellaneous 4.80%
Other common stocks in initial period of acquisition		4,616,551
Total common stocks (cost: $54,485,623,000)		70,586,328
Preferred securities 0.51% Financials 0.51%
Citigroup Inc., Series K, depositary shares	3,197,443	85,947
Citigroup Inc. 7.875% preferred	2,637,610	69,765
Vornado Realty Trust, Series I, 6.625%	3,380,000	86,697
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	61,664
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	55,860
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	49,020
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,600,000	41,280
The Income Fund of America — Page 4 of 34

unaudited
Preferred securities Financials (continued)	Shares	Value (000)
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	$29,868
Morgan Stanley, Series I, depositary shares	272,400	7,058
Total preferred securities (cost: $463,407,000)		487,159
Rights & warrants 0.00% Energy 0.00%
General Maritime Corp., warrants, expire 2017[1,2,4]	8,514	33
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		3,341
Total rights & warrants (cost: $2,171,000)		3,374
Convertible stocks 0.50% Energy 0.15%
Chesapeake Energy Corporation 5.75% convertible preferred[4]	125,700	145,812
Materials 0.15%
Alcoa Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	125,000
Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[3]	2,925,000	18,252
		143,252
Industrials 0.04%
CEVA Group PLC, Series A-2, 2.253% convertible preferred[1,5]	13,633	9,884
CEVA Group PLC, Series A-1, 3.253% convertible preferred[1]	29,937	29,189
		39,073
Consumer staples 0.04%
Bunge Ltd. 4.875% convertible preferred	322,700	35,755
Financials 0.02%
American Tower Corp., Series A, convertible preferred	200,000	21,950
Miscellaneous 0.10%
Other convertible stocks in initial period of acquisition		94,937
Total convertible stocks (cost: $523,076,000)		480,779
Convertible bonds 0.10% Energy 0.06%	Principal amount (000)
American Energy Utica, LLC 3.50% convertible notes 2021[4,6,7]	$53,232	34,069
American Energy (Permian Basin) 8.00% convertible notes 2022[4,6]	22,500	19,125
		53,194
Consumer discretionary 0.02%
MGM Resorts International 4.25% convertible notes 2015	19,845	21,780
The Income Fund of America — Page 5 of 34

unaudited
Convertible bonds Miscellaneous 0.02%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$21,756
Total convertible bonds (cost: $112,259,000)		96,730
Bonds, notes & other debt instruments 20.29% Corporate bonds & notes 14.36% Financials 2.79%
ACE INA Holdings Inc. 2.60% 2015	$7,445	7,566
ACE INA Holdings Inc. 3.35% 2024	3,300	3,505
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	804
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,000	2,082
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,466
American Campus Communities, Inc. 3.75% 2023	3,985	4,126
American Campus Communities, Inc. 4.125% 2024	13,695	14,393
American Express Co. 6.15% 2017	12,610	14,119
American Express Credit Co. 1.55% 2017	7,730	7,803
American International Group, Inc. 2.30% 2019	9,785	9,968
American International Group, Inc. 3.375% 2020	13,000	13,798
American International Group, Inc. 4.125% 2024	495	545
American International Group, Inc. 3.875% 2035	7,000	7,223
American International Group, Inc. 4.50% 2044	3,000	3,314
American Tower Corp. 7.00% 2017	6,200	7,033
American Tower Corp. 3.40% 2019	6,400	6,614
American Tower Corp. 7.25% 2019	15,025	17,830
ANZ National (International) Ltd. 3.125% 2015[4]	10,000	10,145
AvalonBay Communities, Inc. 3.625% 2020	1,790	1,903
AXA SA, Series B, junior subordinated 6.379% (undated)[4,7]	4,155	4,581
Bank of America Corp. 3.75% 2016	9,975	10,340
Bank of America Corp. 1.25% 2017	8,500	8,508
Bank of America Corp. 5.75% 2017	8,100	8,997
Bank of America Corp., Series L, 2.65% 2019	8,500	8,706
Bank of America Corp. 5.625% 2020	9,000	10,459
Bank of America Corp. 5.00% 2021	3,500	3,988
Bank of America Corp. 4.00% 2024	15,025	16,231
Bank of America Corp. 4.00% 2025	40,380	41,277
Bank of America Corp., junior subordinated 6.50% noncumulative (undated)[7]	13,500	14,141
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[7]	30,924	33,379
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,189
Bank of Nova Scotia 2.55% 2017	9,000	9,286
BB&T Corp. 1.00% 2017	8,500	8,487
BB&T Corp. 2.45% 2020	24,000	24,599
BBVA Bancomer SA 6.50% 2021[4]	7,200	8,017
Berkshire Hathaway Finance Corp. 4.30% 2043	1,800	2,072
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,791
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,366
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,334
BNP Paribas 3.60% 2016	10,000	10,292
BNP Paribas 4.25% 2024	15,000	15,891
BPCE SA group 4.00% 2024	6,000	6,554
BPCE SA group 4.625% 2024[4]	6,400	6,584
BPCE SA group 5.15% 2024[4]	11,725	12,605
Brandywine Operating Partnership, LP 5.70% 2017	20	22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,790
CIT Group Inc., Series C, 4.75% 2015[4]	32,450	32,497
The Income Fund of America — Page 6 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
CIT Group Inc. 4.25% 2017	$9,000	$9,133
CIT Group Inc. 5.00% 2017	21,000	21,669
CIT Group Inc. 3.875% 2019	41,255	41,255
CIT Group Inc., Series C, 5.50% 2019[4]	13,650	14,524
Citigroup Inc. 4.587% 2015	10,885	11,239
Citigroup Inc. 3.953% 2016	7,115	7,397
Citigroup Inc. 1.80% 2018	1,438	1,441
Citigroup Inc. 8.50% 2019	4,894	6,177
Citigroup Inc., Series N, junior subordinated 5.80% (undated)[7]	32,936	33,090
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[7]	13,295	13,295
CNA Financial Corp. 3.95% 2024	6,705	7,061
Corporate Office Properties LP 5.25% 2024	9,150	10,147
Corporate Office Properties Trust 3.60% 2023	320	318
Credit Suisse Group AG 3.625% 2024	6,210	6,547
Crescent Resources 10.25% 2017[4]	36,046	38,569
Crown Castle International Corp. 4.875% 2022	9,800	9,946
DCT Industrial Trust Inc. 4.50% 2023	3,550	3,840
DDR Corp. 3.625% 2025	8,500	8,622
Developers Diversified Realty Corp. 5.50% 2015	15,776	15,941
Developers Diversified Realty Corp. 9.625% 2016	8,395	9,190
Developers Diversified Realty Corp. 7.50% 2017	38,892	43,568
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,421
Developers Diversified Realty Corp. 7.875% 2020	7,795	9,796
Discover Financial Services 4.20% 2023	5,460	5,919
ERP Operating LP 6.584% 2015	2,705	2,737
ERP Operating LP 7.125% 2017	10,000	11,465
Essex Portfolio L.P. 3.625% 2022	9,550	10,020
Essex Portfolio L.P. 3.25% 2023	4,400	4,434
Essex Portfolio L.P. 3.875% 2024	10,950	11,593
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,208
Goldman Sachs Group, Inc. 1.041% 2017[7]	13,000	13,027
Goldman Sachs Group, Inc. 2.55% 2019	29,640	30,102
Goldman Sachs Group, Inc. 2.60% 2020	20,255	20,548
Goldman Sachs Group, Inc. 5.25% 2021	23,000	26,421
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,726
Goldman Sachs Group, Inc. 3.625% 2023	8,500	8,892
Goldman Sachs Group, Inc. 3.85% 2024	8,620	9,161
Goldman Sachs Group, Inc. 3.50% 2025	5,710	5,881
Goldman Sachs Group, Inc., Series L, 5.70% 2049[7]	8,410	8,649
HBOS PLC 6.75% 2018[4]	17,300	19,516
Hospitality Properties Trust 6.30% 2016	8,650	9,026
Hospitality Properties Trust 5.625% 2017	10,169	10,926
Hospitality Properties Trust 6.70% 2018	12,625	14,036
Hospitality Properties Trust 5.00% 2022	6,500	7,052
Hospitality Properties Trust 4.50% 2023	11,060	11,604
Hospitality Properties Trust 4.50% 2025	2,940	3,094
HSBC Holdings PLC 4.25% 2024	17,070	18,363
HSBK (Europe) BV 7.25% 2017[4]	30,570	30,341
Icahn Enterprises Finance Corp. 3.50% 2017	26,550	26,650
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,399
International Lease Finance Corp. 4.875% 2015	3,000	3,021
International Lease Finance Corp. 8.625% 2015	3,000	3,127
Intesa Sanpaolo SpA 5.017% 2024[4]	28,110	28,939
Iron Mountain Inc. 6.00% 2023[3]	950	1,000
The Income Fund of America — Page 7 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Iron Mountain Inc. 5.75% 2024[3]	$4,325	$4,422
iStar Financial Inc. 4.00% 2017	25,500	25,022
iStar Financial Inc., Series B, 9.00% 2017	37,360	41,470
iStar Financial Inc. 4.875% 2018	11,575	11,474
iStar Financial Inc. 5.00% 2019	14,275	14,097
JPMorgan Chase & Co. 1.35% 2017	12,240	12,283
JPMorgan Chase & Co. 2.25% 2020	20,000	20,111
JPMorgan Chase & Co. 3.25% 2022	5,000	5,171
JPMorgan Chase & Co. 3.20% 2023	8,000	8,207
JPMorgan Chase & Co. 3.875% 2024	34,035	35,247
JPMorgan Chase & Co. 3.125% 2025	33,365	33,656
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[7]	36,535	39,264
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[7]	74,825	80,788
Keybank National Association 2.50% 2019	9,000	9,264
Kimco Realty Corp., Series C, 5.783% 2016	15,000	15,781
Kimco Realty Corp. 5.70% 2017	17,250	18,844
Kimco Realty Corp. 4.30% 2018	1,000	1,079
Kimco Realty Corp. 6.875% 2019	10,844	13,092
Leucadia National Corp. 5.50% 2023	13,255	13,826
Liberty Mutual Group Inc. 4.25% 2023[4]	4,400	4,728
Liberty Mutual Group Inc. 4.85% 2044[4]	1,500	1,651
Liberty Mutual Group Inc., Series A, 7.80% 2087[4,7]	19,415	22,910
Lloyds Banking Group PLC 2.30% 2018	3,625	3,710
Lloyds Banking Group PLC 4.50% 2024	19,000	20,073
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4,7]	14,430	18,398
MetLife Capital Trust X, junior subordinated 9.25% 2068[4,7]	500	720
MetLife Global Funding I 2.50% 2015[4]	10,000	10,139
MetLife Global Funding I 2.30% 2019[4]	17,880	18,282
Metlife, Inc. 3.60% 2024	3,775	4,043
Morgan Stanley, Series F, 6.00% 2015	18,271	18,508
Morgan Stanley 3.80% 2016	5,125	5,301
Morgan Stanley 2.375% 2019	18,170	18,343
Morgan Stanley 2.65% 2020	12,406	12,615
Morgan Stanley 3.70% 2024	12,328	13,039
Morgan Stanley, Series F, 3.875% 2024	8,135	8,671
Morgan Stanley 4.35% 2026	17,425	18,298
Morgan Stanley 4.30% 2045	3,375	3,582
Nationwide Mutual Insurance Co. 2.531% 2024[4,7]	8,150	8,167
New York Life Global Funding 2.10% 2019[4]	11,000	11,254
Ocwen Financial Corp. 6.625% 2019[4]	10,200	7,956
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,763
PNC Bank 2.40% 2019	7,825	8,048
PNC Financial Services Group, Inc. 2.854% 2022	8,710	8,910
PNC Financial Services Group, Inc. 3.90% 2024	13,125	13,890
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[7]	10,250	11,365
PNC Preferred Funding Trust I, junior subordinated 1.891% (undated)[4,7]	23,800	22,610
PRICOA Global Funding I 1.35% 2017[4]	11,500	11,541
Prologis, Inc. 3.35% 2021	2,750	2,882
Prologis, Inc. 4.25% 2023	30,260	33,107
Prudential Financial, Inc. 3.50% 2024	15,000	15,789
Prudential Financial, Inc. 4.60% 2044	2,500	2,818
QBE Insurance Group Ltd. 2.40% 2018[4]	16,910	17,094
Rabobank Nederland 2.25% 2019	8,000	8,155
Rabobank Nederland 4.625% 2023	17,280	18,977
The Income Fund of America — Page 8 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
RBS Capital Trust II 6.425% noncumulative trust (undated)[7]	$6,005	$6,575
Realogy Corp. 4.50% 2019[4]	42,575	42,788
Realogy Corp. 5.25% 2021[4]	12,100	11,964
Realogy Corp., LOC, 4.40% 2016[7,8,9]	3,409	3,351
Regions Financial Corp. 5.75% 2015	5,000	5,083
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4,7]	12,735	14,709
Ryman Hospitality Properties, Inc. 5.00% 2021	9,900	9,974
Scentre Group 2.375% 2019[4]	2,900	2,948
Scentre Group 3.50% 2025[4]	17,280	18,144
Select Income REIT 2.85% 2018	12,200	12,287
Select Income REIT 3.60% 2020	11,375	11,508
Select Income REIT 4.15% 2022	1,900	1,915
Select Income REIT 4.50% 2025	1,740	1,748
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[4,7]	116,330	141,632
Société Générale, junior subordinated 5.922% (undated)[4]	45,073	46,867
Synovus Financial Corp. 7.875% 2019	23,506	26,327
Toronto-Dominion Bank 2.375% 2016	4,275	4,392
Toronto-Dominion Bank 2.25% 2019	11,000	11,250
UDR, Inc. 3.70% 2020	2,320	2,462
Unum Group 7.125% 2016	6,740	7,376
UnumProvident Finance Co. PLC 6.85% 2015[4]	14,529	15,197
US Bancorp., Series T, 1.65% 2017	10,000	10,145
US Bancorp. 3.70% 2024	10,000	10,902
WEA Finance LLC 1.75% 2017[4]	12,360	12,438
WEA Finance LLC 2.70% 2019[4]	6,205	6,330
WEA Finance LLC 3.75% 2024[4]	5,700	6,013
WEA Finance LLC 4.75% 2044[4]	3,535	4,069
Wells Fargo & Co. 3.676% 2016	10,000	10,396
Wells Fargo & Co. 2.125% 2019	16,000	16,239
Wells Fargo & Co. 2.15% 2020	18,520	18,660
Wells Fargo & Co. 4.60% 2021	45,000	51,104
Wells Fargo & Co. 3.30% 2024	14,370	15,044
Wells Fargo & Co. 4.10% 2026	6,650	7,065
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[7]	86,566	95,439
Westpac Banking Corp. 3.00% 2015	9,000	9,198
		2,689,257
Consumer discretionary 2.12%
21st Century Fox America, Inc. 3.70% 2024	12,000	12,909
Amazon.com, Inc. 4.80% 2034	12,000	13,423
Amazon.com, Inc. 4.95% 2044	18,000	19,958
American Honda Finance Corp. 2.25% 2019	8,500	8,703
Boyd Gaming Corp. 9.125% 2018	88,575	92,782
Boyd Gaming Corp. 9.00% 2020	18,000	18,787
Burger King Corp. 6.00% 2022[4]	26,025	26,806
Cablevision Systems Corp. 8.00% 2020	20,000	22,625
Caesars Entertainment, Term Loan B, 7.00% 2020[7,8,9]	4,950	4,735
Carnival Corp. 3.95% 2020	12,695	13,659
CBS Corp. 1.95% 2017	5,000	5,063
CBS Corp. 2.30% 2019	5,000	5,046
CBS Corp. 3.50% 2025	10,000	10,281
CBS Outdoor Americas Inc. 5.25% 2022[4]	25,000	25,937
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,320
Cedar Fair, LP 5.375% 2024[4]	19,275	19,492
The Income Fund of America — Page 9 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cengage Learning Acquisitions, Inc., Term Loan B, 7.00% 2020[7,8,9]	$7,481	$7,445
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	45,125	47,156
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	19,600	20,384
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	29,850	30,148
Cinemark USA, Inc. 5.125% 2022	7,950	7,950
CityCenter Holdings, Term Loan B, 4.25% 2020[7,8,9]	2,841	2,830
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	31,310	33,189
Comcast Corp. 5.90% 2016	10,000	10,595
Comcast Corp. 5.65% 2035	7,000	9,234
Comcast Corp. 6.45% 2037	25,000	35,348
Comcast Corp. 4.75% 2044	16,355	19,831
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	8,209	8,125
Cox Communications, Inc. 5.875% 2016[4]	25,000	27,072
Cumulus Media Holdings Inc. 7.75% 2019	24,945	25,537
Cumulus Media Inc., Term Loan B, 4.25% 2020[7,8,9]	10,624	10,405
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	8,500	8,534
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	2,000	2,054
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	8,585	8,613
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	2,000	2,054
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	14,000	14,263
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	2,270	2,407
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,230
Delta 2 (Formula One), Term Loan B, 4.75% 2021[7,8,9]	10,675	10,357
Delta 2 (Formula One), Term Loan B, 7.75% 2022[7,8,9]	13,125	12,780
DISH DBS Corp. 4.625% 2017	32,680	33,415
DISH DBS Corp. 4.25% 2018	36,875	36,967
DISH DBS Corp. 7.875% 2019	1,425	1,621
DISH DBS Corp. 5.125% 2020	10,000	10,200
Dynacast International LLC 9.25% 2019	10,475	11,274
Federated Department Stores, Inc. 6.90% 2029	7,925	10,626
Ford Motor Credit Co. 1.70% 2016	8,500	8,541
Ford Motor Credit Co. 2.50% 2016	7,000	7,098
Ford Motor Credit Co. 8.00% 2016	1,500	1,681
Ford Motor Credit Co. 2.145% 2018	8,170	8,277
Ford Motor Credit Co. 2.375% 2018	10,905	11,093
Ford Motor Credit Co. 2.597% 2019	13,765	13,979
Ford Motor Credit Co. 3.219% 2022	16,000	16,518
Ford Motor Credit Co. 4.375% 2023	12,850	14,218
Ford Motor Credit Co. 3.664% 2024	10,000	10,392
Gannett Co., Inc. 5.125% 2019	7,925	8,242
Gannett Co., Inc. 4.875% 2021[4]	6,835	6,852
Gannett Co., Inc. 6.375% 2023	4,065	4,350
General Motors Co. 4.00% 2025	9,345	9,624
General Motors Co. 5.20% 2045	15,500	17,422
General Motors Financial Co. 6.75% 2018	2,760	3,126
General Motors Financial Co. 3.50% 2019	8,795	9,028
General Motors Financial Co. 4.375% 2021	24,275	25,762
Hilton Worldwide Finance LLC 5.625% 2021	11,565	12,259
Hilton Worldwide, Term Loan B, 3.50% 2020[7,8,9]	17,253	17,078
Home Depot, Inc. 2.00% 2019	29,000	29,672
Home Depot, Inc. 5.95% 2041	25,000	34,431
La Quinta Properties, Inc., First Lien Term Loan B, 4.00% 2021[7,8,9]	20,578	20,433
Limited Brands, Inc. 8.50% 2019	16,105	19,447
Limited Brands, Inc. 7.00% 2020	21,271	24,302
The Income Fund of America — Page 10 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.625% 2021	$23,754	$26,961
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,333
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,397
MGM Resorts International 7.50% 2016	8,425	8,909
MGM Resorts International 8.625% 2019	5,425	6,144
MGM Resorts International 6.75% 2020	7,350	7,791
MGM Resorts International 7.75% 2022	17,000	18,934
MGM Resorts International 6.00% 2023	15,000	15,187
Michaels Stores, Inc. 7.50% 2018[4,6,7]	1,127	1,158
Michaels Stores, Inc. 5.875% 2020[4]	14,125	14,372
Mohegan Tribal Gaming Authority 11.00% 2018[4,6,7]	14,225	14,154
Myriad International Holdings 6.00% 2020[4]	40,000	44,972
NBC Universal Enterprise, Inc. 0.938% 2018[4,7]	8,625	8,650
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	37,105	39,613
NBCUniversal Media, LLC 2.875% 2016	10,000	10,272
NCL Corp. Ltd. 5.00% 2018	575	585
NCL Corp. Ltd. 5.25% 2019[4]	17,000	17,212
Needle Merger Sub Corp. 8.125% 2019[4]	33,920	31,630
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	48,800	50,752
Neiman Marcus Group LTD Inc. 8.75% 2021[4,6,7]	16,760	17,598
Neiman Marcus, Term Loan B, 4.25% 2020[7,8,9]	37,082	36,004
PETCO Animal Supplies, Inc. 9.25% 2018[4]	21,600	22,572
Pinnacle Entertainment, Inc. 6.375% 2021	17,275	17,793
Playa Resorts Holding BV 8.00% 2020[4]	21,240	21,187
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[7,8,9]	5,428	5,340
President & Fellows of Harvard College 3.619% 2037	10,000	10,879
RCI Banque 3.50% 2018[4]	12,500	13,126
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	22,496
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	12,742
Schaeffler Holding Finance BV 7.625% 2018[4,6,7]	5,450	5,723
Schaeffler Holding Finance BV 6.25% 2019[4,6]	18,500	19,471
Seminole Tribe of Florida 6.535% 2020[4,8]	8,830	9,448
Six Flags Entertainment Corp. 5.25% 2021[4]	19,387	19,726
Sotheby’s Holdings, Inc. 5.25% 2022[4]	1,700	1,624
Stackpole Intl. 7.75% 2021[4]	32,765	32,028
Station Casinos LLC 7.50% 2021	2,500	2,638
Thomson Reuters Corp. 1.30% 2017	1,510	1,513
Thomson Reuters Corp. 1.65% 2017	6,765	6,789
Thomson Reuters Corp. 4.30% 2023	1,285	1,412
Thomson Reuters Corp. 5.65% 2043	1,425	1,801
Time Inc. 5.75% 2022[4]	7,000	6,772
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	22,562	22,449
Time Warner Cable Inc. 6.75% 2018	18,630	21,579
Time Warner Cable Inc. 5.00% 2020	35,000	39,485
Time Warner Inc. 5.875% 2016	8,000	8,681
Time Warner Inc. 2.10% 2019	1,240	1,252
Time Warner Inc. 4.75% 2021	15,000	16,886
Time Warner Inc. 4.05% 2023	2,735	2,963
Time Warner Inc. 3.55% 2024	3,000	3,151
Time Warner Inc. 4.65% 2044	8,500	9,561
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,523
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,018
Toyota Motor Credit Corp. 2.125% 2019	1,500	1,545
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[7,8,9]	10,446	8,078
The Income Fund of America — Page 11 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Univision Communications Inc., Term Loan C3, 4.00% 2020[7,8,9]	$24,617	$24,282
Univision Communications Inc., Term Loan D, 4.00% 2020[7,8,9]	9,938	9,803
Viacom Inc. 2.75% 2019	945	970
Viacom Inc. 3.875% 2024	1,250	1,298
Viacom Inc. 4.85% 2034	370	400
Viacom Inc. 5.85% 2043	1,750	2,076
Viacom Inc. 5.25% 2044	1,000	1,122
Videotron Ltd. 6.375% 2015	4,905	4,923
Virgin Media Secured Finance PLC 5.375% 2021[4]	17,600	18,348
Volkswagen Group of America Finance, LLC 1.60% 2017[4]	6,000	6,039
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	1,385	1,424
Volkswagen International Finance NV 2.875% 2016[4]	2,000	2,051
Volkswagen International Finance NV 2.375% 2017[4]	14,500	14,893
Walt Disney Co. 1.10% 2017	7,575	7,599
Warner Music Group 6.00% 2021[4]	15,146	15,412
Warner Music Group 5.625% 2022[4]	3,637	3,610
Warner Music Group 6.75% 2022[4]	13,750	12,461
Weather Company, Term Loan, 7.00% 2020[7,8,9]	2,500	2,339
WPP Finance 2010 3.75% 2024	2,000	2,117
Wynn Macau, Ltd. 5.25% 2021[4]	23,825	23,304
		2,038,345
Telecommunication services 1.74%
Altice Financing SA 6.625% 2023[4]	44,775	44,775
Altice Finco SA 6.50% 2022[4]	12,000	12,240
Altice Finco SA, First Lien, 7.75% 2022[4]	12,550	12,989
Altice Finco SA 7.625% 2025[4]	3,425	3,425
Altice SA 7.625% 2025[4]	16,350	16,350
AT&T Inc. 2.40% 2016	9,000	9,205
AT&T Inc. 4.30% 2042	674	677
AT&T Inc. 4.80% 2044	2,524	2,712
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	6,125	7,365
Deutsche Telekom International Finance BV 9.25% 2032	8,420	14,056
Deutsche Telekom International Finance BV 4.875% 2042[4]	350	404
France Télécom 2.75% 2016	9,000	9,249
France Télécom 4.125% 2021	15,000	16,592
Frontier Communications Corp. 8.125% 2018	26,547	29,899
Frontier Communications Corp. 6.25% 2021	10,275	10,609
Frontier Communications Corp. 9.25% 2021	20,625	23,883
Frontier Communications Corp. 8.75% 2022	6,425	7,324
Frontier Communications Corp. 7.125% 2023	6,225	6,490
Frontier Communications Corp. 7.625% 2024	28,125	29,883
Frontier Communications Corp. 6.875% 2025	4,375	4,446
Intelsat Jackson Holding Co. 7.25% 2020	7,750	8,157
Intelsat Jackson Holding Co. 6.625% 2022	63,300	65,199
LightSquared, Term Loan, 9.00% 2015[6,7,8,9]	14,929	14,929
MetroPCS Wireless, Inc. 6.25% 2021	52,075	53,963
MetroPCS Wireless, Inc. 6.625% 2023	65,700	68,479
NII Capital Corp. 10.00% 2016[10]	56,025	24,371
NII Capital Corp. 7.875% 2019[4,10]	56,250	50,062
NII Capital Corp. 8.875% 2019[10]	47,125	20,735
NII Capital Corp. 11.375% 2019[4,10]	66,715	60,544
NII Capital Corp. 7.625% 2021[10]	205,235	46,178
Numericable Group SA, First Lien, 4.875% 2019[4]	56,300	56,511
The Income Fund of America — Page 12 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Numericable Group SA, First Lien, 6.00% 2022[4]	$43,300	$44,346
Numericable Group SA, First Lien, 6.25% 2024[4]	6,700	6,943
Orange SA 5.50% 2044	3,000	3,805
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,362
SoftBank Corp. 4.50% 2020[4]	18,375	18,444
Sprint Nextel Corp. 8.375% 2017	10,000	10,887
Sprint Nextel Corp. 9.125% 2017	29,696	32,628
Sprint Nextel Corp. 9.00% 2018[4]	5,000	5,775
Sprint Nextel Corp. 7.00% 2020	75,250	76,191
Sprint Nextel Corp. 7.25% 2021	28,350	28,449
Sprint Nextel Corp. 11.50% 2021	20,975	25,380
Sprint Nextel Corp. 7.875% 2023	90,400	92,095
Sprint Nextel Corp. 7.125% 2024	14,000	13,685
Telecom Italia Capital SA 6.999% 2018	20,940	23,557
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,305
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,877
Telefónica Emisiones, SAU 5.134% 2020	7,950	9,020
T-Mobile US, Inc. 6.542% 2020	54,450	56,611
T-Mobile US, Inc. 6.375% 2025	11,650	11,985
Trilogy International Partners, LLC 10.25% 2016[4]	47,050	47,226
Verizon Communications Inc. 2.625% 2020[4]	280	284
Verizon Communications Inc. 3.00% 2021	5,000	5,107
Verizon Communications Inc. 5.15% 2023	88,961	102,247
Verizon Communications Inc. 3.50% 2024	11,000	11,334
Verizon Communications Inc. 6.00% 2041	28,000	35,127
Verizon Communications Inc. 3.85% 2042	3,889	3,710
Verizon Communications Inc. 6.55% 2043	60,786	82,997
Verizon Communications Inc. 5.012% 2054[4]	51,934	57,247
Wind Acquisition SA 4.75% 2020[4]	54,510	53,011
Wind Acquisition SA 7.375% 2021[4]	59,900	58,253
		1,671,589
Energy 1.67%
Access Midstream Partners, L.P. 5.875% 2021	650	684
Alpha Natural Resources, Inc. 9.75% 2018	27,790	9,865
Alpha Natural Resources, Inc. 6.00% 2019	12,785	3,516
Alpha Natural Resources, Inc. 7.50% 2020[4]	26,875	12,698
Alpha Natural Resources, Inc. 6.25% 2021	20,885	5,221
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	22,550	18,815
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	23,825	18,047
American Energy (Permian Basin) 6.732% 2019[4,7]	10,000	7,350
American Energy (Permian Basin) 7.125% 2020[4]	24,550	18,167
American Energy (Permian Basin) 7.375% 2021[4]	15,350	11,436
American Energy (Woodford LLC) 9.00% 2022[4]	15,925	9,714
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,235
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,017
Anadarko Petroleum Corp. 8.70% 2019	32,255	39,826
Anadarko Petroleum Corp. 3.45% 2024	925	942
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,404
Anadarko Petroleum Corp. 6.20% 2040	500	626
Anadarko Petroleum Corp. 4.50% 2044	405	435
Arch Coal, Inc. 7.00% 2019	33,525	8,465
Arch Coal, Inc. 8.00% 2019[4]	2,550	1,084
Arch Coal, Inc. 9.875% 2019	3,500	1,015
The Income Fund of America — Page 13 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Arch Coal, Inc. 7.25% 2021	$18,675	$4,482
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,108
BG Energy Capital PLC 2.875% 2016[4]	7,395	7,609
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	2,965	2,943
Boardwalk Pipeline Partners 3.375% 2023	3,000	2,827
Boardwalk Pipelines, LP 4.95% 2024	3,975	4,075
Bonanza Creek Energy, Inc. 6.75% 2021	9,650	8,685
Bonanza Creek Energy, Inc. 5.75% 2023	4,550	3,833
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,985
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,434
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,155
Cenovus Energy Inc. 3.00% 2022	5,970	5,577
Cenovus Energy Inc. 3.80% 2023	15,005	14,733
Chevron Corp. 2.193% 2019	1,350	1,393
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	5,058
CONSOL Energy Inc. 8.25% 2020	47,626	47,983
CONSOL Energy Inc. 5.875% 2022	19,650	17,145
Denbury Resources Inc. 4.625% 2023	21,925	18,801
Devon Energy Corp. 2.25% 2018	3,600	3,636
Diamond Offshore Drilling, Inc. 4.875% 2043	21,925	19,050
Ecopetrol SA 5.875% 2045	2,680	2,586
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,390
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	40,392
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,911
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,435
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,722
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,265
Enbridge Inc. 5.60% 2017	20,067	21,601
Enbridge Inc. 4.00% 2023	27,650	27,687
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,666
EnLink Midstream Partners, LP 4.40% 2024	4,310	4,529
EnLink Midstream Partners, LP 5.05% 2045	9,350	9,606
Enterprise Products Operating LLC 5.20% 2020	5,500	6,259
Enterprise Products Operating LLC 3.35% 2023	5,000	5,125
Enterprise Products Operating LLC 3.90% 2024	12,990	13,762
Enterprise Products Operating LLC 4.85% 2044	2,805	3,117
Exxon Mobil Corp. 0.921% 2017	8,500	8,556
Exxon Mobil Corp. 1.819% 2019	4,775	4,897
Exxon Mobil Corp. 3.176% 2024	2,615	2,835
Halliburton Co. 2.00% 2018	7,000	7,081
Jupiter Resources Inc. 8.50% 2022[4]	29,375	22,178
Kinder Morgan Energy Partners, LP 3.50% 2016	9,750	9,977
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,894
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,036
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,600
Kinder Morgan Energy Partners, LP 3.45% 2023	7,500	7,427
Kinder Morgan Energy Partners, LP 3.50% 2023	4,850	4,805
Kinder Morgan Energy Partners, LP 4.15% 2024	1,950	2,018
Kinder Morgan Energy Partners, LP 4.25% 2024	11,280	11,738
Kinder Morgan Energy Partners, LP 6.95% 2038	750	924
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	20,303
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	10,359
Kinder Morgan Energy Partners, LP 5.50% 2044	7,206	7,833
Kinder Morgan, Inc. 3.05% 2019	8,070	8,159
The Income Fund of America — Page 14 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 4.30% 2025	$2,875	$3,014
Kinder Morgan, Inc. 5.30% 2034	2,845	3,001
Kinder Morgan, Inc. 5.55% 2045	11,780	12,722
Laredo Petroleum, Inc. 9.50% 2019	19,175	19,271
NGL Energy Partners LP 5.125% 2019[4]	8,390	8,012
NGL Energy Partners LP 6.875% 2021[4]	6,110	5,942
NGPL PipeCo LLC 7.119% 2017[4]	47,470	46,288
NGPL PipeCo LLC 9.625% 2019[4]	47,630	46,856
Oasis Petroleum Inc. 6.875% 2022	17,975	16,672
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,8]	1,581	1,269
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,8]	4,585	3,266
PDC Energy Inc. 7.75% 2022	35,125	34,071
Peabody Energy Corp. 6.00% 2018	87,270	70,471
Peabody Energy Corp. 6.25% 2021	34,150	25,741
Petrobras Global Finance Co. 6.25% 2024	25,955	23,511
Petrobras Global Finance Co. 5.625% 2043	1,310	1,028
Petrobras International Finance Co. 5.75% 2020	6,535	6,077
Petrobras International Finance Co. 5.375% 2021	28,655	25,888
Petrobras International Finance Co. 6.75% 2041	290	242
Petróleos Mexicanos 3.50% 2018	14,280	14,594
Petróleos Mexicanos 3.50% 2023	11,000	10,438
Petróleos Mexicanos 4.50% 2026[4]	8,775	8,782
Petróleos Mexicanos 5.625% 2046[4]	7,290	7,487
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	15,794	13,346
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	19,310	20,975
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	10,325	12,074
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,785
Ras Laffan Liquefied Natural Gas III 6.75% 2019[4]	1,000	1,196
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,821
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	35	37
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	11,419
Rice Energy Inc. 6.25% 2022	22,800	22,116
Sabine Pass Liquefaction, LLC 5.625% 2021	27,650	27,823
Sabine Pass Liquefaction, LLC 5.625% 2023	5,500	5,528
Sabine Pass Liquefaction, LLC 5.75% 2024	18,675	18,885
Samson Investment Co. 9.75% 2020	56,530	17,807
Samson Investment Co., Term Loan B, 5.00% 2018[7,8,9]	1,450	915
Schlumberger Investment SA 3.65% 2023	7,530	8,230
Shell International Finance BV 2.00% 2018	4,990	5,084
Southwestern Energy Co. 4.95% 2025	13,125	13,488
Spectra Energy Partners, LP 4.60% 2021	15,000	16,657
Spectra Energy Partners, LP 4.75% 2024	3,250	3,620
Statoil ASA 3.125% 2017	10,000	10,515
Statoil ASA 2.25% 2019	4,450	4,574
Statoil ASA 2.75% 2021	9,210	9,623
Statoil ASA 3.25% 2024	1,930	2,032
Statoil ASA 4.25% 2041	3,000	3,370
StatoilHydro ASA 1.80% 2016	10,000	10,180
Targa Resources Corp. 4.125% 2019[4]	5,750	5,635
Targa Resources Partners LP 5.00% 2018[4]	6,875	7,030
Teekay Corp. 8.50% 2020	21,405	23,867
Tesoro Logistics LP 5.50% 2019[4]	8,160	8,293
Tesoro Logistics LP 6.25% 2022[4]	8,225	8,390
Total Capital International 2.125% 2018	6,500	6,641
The Income Fund of America — Page 15 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Total Capital International 2.10% 2019	$8,500	$8,676
Total Capital SA 3.00% 2015	10,000	10,106
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,727
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[7]	61,150	59,163
Transocean Inc. 5.05% 2016	18,395	18,173
Transocean Inc. 2.50% 2017	6,500	5,705
Transocean Inc. 6.375% 2021	28,215	23,361
Transocean Inc. 3.80% 2022	2,635	1,946
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,125	2,074
Western Gas Partners LP 2.60% 2018	1,150	1,164
Williams Partners LP 5.25% 2020	1,960	2,147
Williams Partners LP 4.00% 2021	2,900	2,946
Williams Partners LP 4.50% 2023	6,000	6,128
Williams Partners LP 4.30% 2024	4,480	4,510
Williams Partners LP 3.90% 2025	10,620	10,328
Williams Partners LP 5.40% 2044	760	777
Williams Partners LP 4.90% 2045	2,755	2,667
Woodside Finance Ltd. 4.60% 2021[4]	18,935	20,395
		1,607,339
Health care 1.54%
AbbVie Inc. 2.90% 2022	5,800	5,917
AbbVie Inc. 4.40% 2042	13,520	14,868
Aetna Inc. 1.50% 2017	1,335	1,346
Aetna Inc. 2.20% 2019	1,195	1,213
Amgen Inc. 2.20% 2019	745	757
Baxter International Inc. 1.85% 2018	3,180	3,214
Bayer AG 2.375% 2019[4]	11,390	11,693
Bayer AG 3.00% 2021[4]	12,000	12,615
Bayer AG 3.375% 2024[4]	4,790	5,114
Becton, Dickinson and Co. 2.675% 2019	6,600	6,787
Becton, Dickinson and Co. 3.734% 2024	13,025	13,930
Becton, Dickinson and Co. 4.685% 2044	1,800	2,056
Boston Scientific Corp. 6.40% 2016	21,735	23,239
Boston Scientific Corp. 6.00% 2020	5,375	6,202
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,002
Celgene Corp. 3.625% 2024	13,610	14,432
Celgene Corp. 4.625% 2044	6,050	6,839
Centene Corp. 5.75% 2017	13,060	13,893
Centene Corp. 4.75% 2022	27,700	28,150
Community Health Systems, Inc. 5.125% 2018	1,500	1,557
ConvaTec Finance International SA 8.25% 2019[4,6,7]	19,630	19,826
DENTSPLY International Inc. 2.75% 2016	5,620	5,742
DJO Finance LLC 9.75% 2017	13,253	13,054
DJO Finance LLC 7.75% 2018	22,831	22,374
DJO Finance LLC 8.75% 2018	22,175	22,840
DJO Finance LLC 9.875% 2018	10,565	10,618
Endo Finance LLC & Endo Finco Inc. 7.00% 2019[4]	2,450	2,576
Endo Finance LLC & Endo Finco Inc. 7.00% 2020[4]	6,350	6,691
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	4,575	4,655
Express Scripts Inc. 3.125% 2016	13,564	13,936
Express Scripts Inc. 7.25% 2019	8,985	10,951
Forest Laboratories, Inc. 5.00% 2021[4]	2,590	2,841
Gilead Sciences, Inc. 3.05% 2016	10,265	10,674
The Income Fund of America — Page 16 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 3.70% 2024	$5,855	$6,393
Gilead Sciences, Inc. 3.50% 2025	4,565	4,916
Gilead Sciences, Inc. 4.80% 2044	3,360	4,044
Gilead Sciences, Inc. 4.50% 2045	3,400	3,943
Grifols Worldwide Operations Ltd. 5.25% 2022[4]	5,000	5,088
HCA Inc. 3.75% 2019	48,785	49,395
HCA Inc. 6.50% 2020	16,050	18,076
HCA Inc. 5.00% 2024	3,000	3,218
Humana Inc. 2.625% 2019	1,070	1,096
Humana Inc. 3.85% 2024	4,400	4,656
Humana Inc. 4.95% 2044	31,100	35,346
inVentiv Health Inc, Term Loan B4, 7.75% 2018[7,8,9]	19,305	19,281
inVentiv Health Inc. 9.00% 2018[4]	36,035	37,476
inVentiv Health Inc. 11.00% 2018[4]	22,533	20,505
inVentiv Health Inc. 11.00% 2018[4]	10,010	9,209
inVentiv Health Inc. 12.00% 2018[4,6,7]	46,762	42,914
Jaguar Holding Co. 9.375% 2017[4,6,7]	2,515	2,572
Kindred Healthcare, Inc. 8.00% 2020[4]	21,050	22,444
Kinetic Concepts, Inc. 10.50% 2018	80,042	88,046
Kinetic Concepts, Inc. 12.50% 2019	26,350	29,248
Laboratory Corporation of America Holdings 2.625% 2020	4,900	4,965
Laboratory Corporation of America Holdings 3.20% 2022	5,335	5,442
Laboratory Corporation of America Holdings 3.60% 2025	2,440	2,502
Laboratory Corporation of America Holdings 4.70% 2045	9,835	10,338
McKesson Corp. 0.95% 2015	1,135	1,138
McKesson Corp. 3.25% 2016	7,525	7,705
McKesson Corp. 1.40% 2018	745	744
McKesson Corp. 2.284% 2019	5,875	5,990
McKesson Corp. 4.75% 2021	3,475	3,926
McKesson Corp. 3.796% 2024	12,005	12,888
McKesson Corp. 4.883% 2044	625	747
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,380
Medtronic, Inc. 2.50% 2020[4]	16,775	17,280
Medtronic, Inc. 3.50% 2025[4]	4,700	5,000
Medtronic, Inc. 4.375% 2035[4]	14,095	15,715
Medtronic, Inc. 4.625% 2044	1,200	1,390
Medtronic, Inc. 4.625% 2045[4]	15,010	17,431
Merck & Co., Inc. 1.10% 2018	6,710	6,719
Multiplan Inc., Term Loan B, 3.75% 2021[7,8,9]	58,261	56,962
New York Presbyterian Hospital 4.024% 2045	7,000	7,209
Novartis Capital Corp. 2.90% 2015	14,000	14,083
Novartis Capital Corp. 3.40% 2024	12,855	13,971
Omnicare, Inc. 4.75% 2022	4,275	4,446
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	13,940	12,076
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	23,841	22,955
Pfizer Inc. 2.10% 2019	21,130	21,778
Pfizer Inc. 3.40% 2024	22,915	24,799
Pfizer Inc. 7.20% 2039	2,948	4,572
Pfizer Inc. 4.40% 2044	22,502	26,242
PRA Holdings, Inc. 9.50% 2023[4]	4,941	5,509
Roche Holdings, Inc. 2.25% 2019[4]	22,750	23,389
Roche Holdings, Inc. 2.875% 2021[4]	22,750	23,764
Roche Holdings, Inc. 3.35% 2024[4]	3,500	3,766
Roche Holdings, Inc. 4.00% 2044[4]	1,800	2,044
The Income Fund of America — Page 17 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,3,7,8,9]	$11,949	$11,889
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,3,7,8,9]	9,200	9,154
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,3,6,7,8,9]	19,642	19,544
Select Medical Holdings Corp. 6.375% 2021	9,850	9,960
Tenet Healthcare Corp., First Lien, 6.25% 2018	2,500	2,725
Tenet Healthcare Corp., First Lien, 4.75% 2020	14,815	15,259
Tenet Healthcare Corp., First Lien, 6.00% 2020	41,855	45,308
Tenet Healthcare Corp., First Lien, 4.50% 2021	15,440	15,652
Thermo Fisher Scientific Inc. 1.30% 2017	8,630	8,640
Thermo Fisher Scientific Inc. 2.40% 2019	8,405	8,585
Thermo Fisher Scientific Inc. 3.30% 2022	1,115	1,162
Thermo Fisher Scientific Inc. 4.15% 2024	11,250	12,383
UnitedHealth Group Inc. 1.40% 2017	7,440	7,524
UnitedHealth Group Inc. 6.00% 2017	12,430	13,846
VPI Escrow Corp. 6.75% 2018[4]	32,760	34,930
VPI Escrow Corp. 6.375% 2020[4]	45,305	48,080
VPI Escrow Corp. 7.50% 2021[4]	17,770	19,525
VWR Funding, Inc. 7.25% 2017	54,080	56,792
WellPoint, Inc. 2.30% 2018	1,370	1,398
WellPoint, Inc. 2.25% 2019	12,500	12,651
		1,478,340
Industrials 1.36%
AAF Holdings LLC 12.75% 2019[4,6,7]	7,765	7,447
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,010
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,040
ADS Waste Escrow 8.25% 2020	4,675	4,745
ADT Corp. 4.125% 2019	20,450	20,476
ADT Corp. 5.25% 2020	1,475	1,505
AECOM Technology Corp. 5.75% 2022[4]	9,520	9,984
AerCap Holdings NV 2.75% 2017[4]	20,975	20,870
Altegrity, Inc. 9.50% 2019[4]	49,900	50,259
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[8]	8,563	9,280
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	66,313
Atlas Copco AB 5.60% 2017[4]	5,500	6,018
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[7,8,9]	15,985	16,026
BakerCorp International, Inc. 8.25% 2019	2,000	1,530
Builders Firstsource 7.625% 2021[4]	11,919	12,038
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,721
Burlington Northern Santa Fe LLC 4.90% 2044	10,000	12,054
Canadian National Railway Co. 1.45% 2016	5,010	5,073
CEVA Group PLC 7.00% 2021[4]	2,250	2,093
CEVA Group PLC 9.00% 2021[4]	1,050	921
CEVA Group PLC, LOC, 6.50% 2021[7,8,9]	4,870	4,487
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	7,031	6,477
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	5,097	4,696
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	879	810
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	229	232
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	2,194	2,287
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	435	459
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	32	33
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	3,792	3,969
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	1,178	1,245
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	139	151
The Income Fund of America — Page 18 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	$10,800	$11,982
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	180	189
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	413	459
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	454	476
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,515	3,788
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	10,267	11,005
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,239	2,511
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	4,564	5,175
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	155	162
CSX Corp. 6.25% 2015	1,153	1,163
CSX Corp. 3.40% 2024	1,165	1,232
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[7,8,9]	32,510	32,482
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[7,8,9]	14,417	14,404
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	4,641	5,407
ERAC USA Finance Co. 5.25% 2020[4]	5,000	5,774
Esterline Technologies Corp. 7.00% 2020	18,065	19,059
Euramax International, Inc. 9.50% 2016	34,155	32,106
European Aeronautic Defence and Space Company 2.70% 2023[4]	3,000	3,064
Gardner Denver, Inc. 6.875% 2021[4]	2,806	2,694
Gardner Denver, Inc., Term Loan B, 4.25% 2020[7,8,9]	33,188	31,093
Gates Global LLC 6.00% 2022[4]	12,575	11,852
Gates Global LLC, Term Loan B, 4.25% 2021[7,8,9]	7,681	7,523
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,177
General Electric Capital Corp. 2.95% 2016	4,650	4,791
General Electric Capital Corp. 2.45% 2017	13,000	13,414
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,660
General Electric Capital Corp. 2.20% 2020	7,720	7,879
General Electric Capital Corp. 3.45% 2024	9,000	9,679
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[7]	50,000	55,350
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[7]	112,300	131,110
General Electric Co. 0.85% 2015	10,000	10,038
General Electric Co. 2.70% 2022	7,750	7,983
General Electric Co. 4.125% 2042	11,000	12,224
Hardwoods Acquisition Inc 7.50% 2021[4]	11,540	11,251
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.03% 2015[1,7,8,9]	1,545	1,468
HD Supply, Inc. 7.50% 2020	2,500	2,631
HD Supply, Inc. 11.50% 2020	31,980	36,617
HD Supply, Inc. 5.25% 2021[4]	12,725	13,139
HDTFS Inc. 5.875% 2020	5,400	5,508
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[7,8,9]	24,250	24,189
KLX Inc. 5.875% 2022[4]	21,320	21,107
LMI Aerospace Inc. 7.375% 2019[4]	15,600	15,564
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	19,500	18,574
Navios Maritime Holdings Inc. 7.375% 2022[4]	23,140	20,710
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	10,510	8,355
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	22,500	22,669
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	38,350	39,596
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	16,700	16,825
Norfolk Southern Corp. 5.75% 2016	6,710	7,030
Norfolk Southern Corp. 5.75% 2018	2,000	2,259
Nortek Inc. 10.00% 2018	22,255	23,479
Nortek Inc. 8.50% 2021	33,565	35,831
Parker-Hannifin Corp. 4.45% 2044	190	222
Ply Gem Industries, Inc. 6.50% 2022	24,000	23,280
The Income Fund of America — Page 19 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$4,850	$4,662
R.R. Donnelley & Sons Co. 7.25% 2018[3]	7,234	8,066
R.R. Donnelley & Sons Co. 7.875% 2021[3]	3,050	3,401
R.R. Donnelley & Sons Co. 7.00% 2022[3]	17,500	18,900
R.R. Donnelley & Sons Co. 6.50% 2023[3]	10,580	10,897
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	21,525	19,642
TRAC Intermodal 11.00% 2019	16,950	18,475
TransDigm Inc. 5.50% 2020	22,000	21,697
Union Pacific Corp. 3.375% 2035	2,415	2,487
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[1,8,10]	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	3,855	4,135
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	6,219	6,732
United Technologies Corp. 4.50% 2042	1,765	2,067
US Investigations Services, Inc. 13.00% 2020[4,6]	49,578	21,980
US Investigations Services, Inc. 14.00% 2020[4,6]	3,585	1,594
US Investigations Services, Inc. 15.00% 2021[4,6]	9,970	2,725
Virgin Australia Holdings Ltd. 8.50% 2019[4]	38,875	39,507
Volvo Treasury AB 5.95% 2015[4]	8,835	8,908
Watco Companies 6.375% 2023[4]	10,670	10,723
		1,314,056
Materials 0.84%
ArcelorMittal 4.25% 2015[7]	4,000	4,050
ArcelorMittal 5.00% 2017[7]	11,180	11,650
ArcelorMittal 6.00% 2021[7]	19,077	19,745
ArcelorMittal 6.75% 2022[7]	25,110	26,868
ArcelorMittal 7.25% 2041[7]	49,075	50,609
Ball Corp. 5.75% 2021	4,615	4,852
Ball Corp. 5.00% 2022	3,625	3,838
Cliffs Natural Resources Inc. 4.875% 2021[3]	4,945	3,461
Dow Chemical Co. 5.25% 2041	4,000	4,686
Eastman Chemical Co. 2.70% 2020	12,000	12,297
Ecolab Inc. 3.00% 2016	7,455	7,726
First Quantum Minerals Ltd. 6.75% 2020[4]	67,938	58,087
First Quantum Minerals Ltd. 7.00% 2021[4]	65,762	55,404
First Quantum Minerals Ltd. 7.25% 2022[4]	2,850	2,387
FMG Resources 6.00% 2017[4]	70,455	69,002
FMG Resources 6.875% 2018[4,8]	21,778	21,124
FMG Resources 8.25% 2019[4]	11,450	10,205
Georgia Gulf Corp. 4.625% 2021	17,600	17,446
Georgia-Pacific Corp. 2.539% 2019[4]	12,000	12,250
Georgia-Pacific Corp. 3.60% 2025[4]	9,000	9,511
Glencore Xstrata LLC 2.50% 2019[4]	5,000	4,931
Glencore Xstrata LLC 4.625% 2024[4]	7,000	6,942
Graphic Packaging International, Inc. 4.75% 2021	4,925	5,097
Holcim Ltd. 6.00% 2019[4]	1,607	1,878
Holcim Ltd. 5.15% 2023[4]	12,595	14,580
International Paper Co. 7.30% 2039	5,615	7,864
JMC Steel Group Inc. 8.25% 2018[4]	54,608	45,393
LSB Industries, Inc. 7.75% 2019	16,800	17,388
Monsanto Co. 4.40% 2044	13,090	14,624
Newcrest Finance Pty Ltd. 4.45% 2021[4]	7,000	6,891
OMNOVA Solutions Inc. 7.875% 2018	6,800	6,970
Owens-Illinois, Inc. 5.00% 2022[4]	3,360	3,511
The Income Fund of America — Page 20 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 5.375% 2025[4]	$2,515	$2,638
Paperworks Industries Inc. 9.50% 2019[4]	800	799
PQ Corp. 8.75% 2018[4]	5,000	5,150
Rayonier Advanced Materials Inc. 5.50% 2024[4]	17,132	14,691
Reynolds Group Inc. 7.125% 2019	8,000	8,305
Reynolds Group Inc. 7.875% 2019	1,555	1,646
Reynolds Group Inc. 5.75% 2020	81,680	83,722
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,182
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,549
Ryerson Inc. 9.00% 2017	18,800	19,176
Ryerson Inc. 11.25% 2018	20,433	21,659
Smurfit Capital Funding PLC 7.50% 2025	7,125	8,390
Solenis, Term Loan, 7.75% 2022[7,8,9]	26,695	25,894
Tembec Industries Inc. 9.00% 2019[4]	11,645	11,529
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	5,060	5,414
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[7,8,9]	8,629	8,464
Verso Paper Holdings LLC 11.75% 2019[4]	6,619	6,503
Walter Energy, Inc. 9.50% 2019[4]	27,600	18,216
Walter Energy, Inc. 9.875% 2020	4,150	622
Xstrata Canada Financial Corp. 4.95% 2021[4]	5,000	5,337
		807,153
Information technology 0.82%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	38,200	39,012
Alcatel-Lucent USA Inc. 6.75% 2020[4]	20,815	21,700
Alcatel-Lucent USA Inc. 8.875% 2020[4]	40,410	44,148
Avago Technologies Ltd., Term Loan B, 3.75% 2021[7,8,9]	42,686	42,663
Compucom Systems Inc., 7.00% 2021[4]	3,425	2,963
First Data Corp. 7.375% 2019[4]	18,225	19,159
First Data Corp. 6.75% 2020[4]	12,350	13,245
First Data Corp. 8.25% 2021[4]	26,700	28,569
First Data Corp. 11.75% 2021	38,911	45,039
First Data Corp. 12.625% 2021	32,288	38,383
First Data Corp. 8.75% 2022[4,6,7]	36,640	39,571
Freescale Semiconductor, Inc. 5.00% 2021[4]	52,300	53,738
Freescale Semiconductor, Inc. 6.00% 2022[4]	19,075	20,219
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	7,920	7,811
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,254
International Business Machines Corp. 1.95% 2016	10,000	10,211
International Business Machines Corp. 2.00% 2016	10,000	10,150
Jabil Circuit, Inc. 8.25% 2018	20,925	24,168
Jabil Circuit, Inc. 5.625% 2020	10,650	11,529
KLA-Tencor Corp. 2.375% 2017	7,000	7,106
KLA-Tencor Corp. 4.65% 2024	9,000	9,619
Lawson Software, Inc. 9.375% 2019	25,800	27,832
NXP BV and NXP Funding LLC 3.75% 2018[4]	13,025	13,090
Oracle Corp. 2.25% 2019	19,000	19,567
Oracle Corp. 2.80% 2021	8,500	8,888
Serena Software, Inc., Term Loan B, 7.50% 2020[7,8,9]	23,575	23,472
SRA International, Inc. 11.00% 2019	59,195	63,931
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	67,768	67,852
SunGard Data Systems Inc. 7.375% 2018	15,722	16,351
SunGard Data Systems Inc. 7.625% 2020	29,540	31,645
The Income Fund of America — Page 21 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
TIBCO Software, Inc. 11.375% 2021[4]	$9,775	$9,653
TIBCO Software, Inc., Term Loan B, 6.50% 2020[7,8,9]	6,250	6,125
		787,663
Utilities 0.82%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,144
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	2,000	2,229
AES Corp. 7.75% 2015	2,116	2,206
AES Corp. 8.00% 2017	487	546
AES Corp. 8.00% 2020	7,000	7,980
AES Corp. 7.375% 2021	10,125	11,264
AES Corp. 4.875% 2023	2,000	1,960
AES Corp. 5.50% 2024	7,500	7,556
AES Panamá, SA 6.35% 2016[4]	7,627	7,932
American Electric Power Co. 2.95% 2022	12,065	12,328
Berkshire Hathaway Energy Co. 2.40% 2020	13,087	13,340
Berkshire Hathaway Energy Co. 3.50% 2025	3,000	3,187
Berkshire Hathaway Energy Co. 4.50% 2045	1,500	1,699
Calpine Corp. 5.375% 2023	26,415	26,811
Calpine Corp. 7.875% 2023[4]	5,621	6,324
Calpine Corp. 5.50% 2024	6,295	6,303
CenterPoint Energy Resources Corp. 4.50% 2021	13,130	14,974
CEZ, a s 4.25% 2022[4]	2,820	3,088
CMS Energy Corp. 8.75% 2019	10,175	12,944
CMS Energy Corp. 6.25% 2020	31,431	37,151
CMS Energy Corp. 3.875% 2024	14,680	15,942
CMS Energy Corp. 4.70% 2043	2,795	3,260
CMS Energy Corp. 4.875% 2044	3,481	4,206
Colbun SA 6.00% 2020[4]	2,000	2,229
Colbun SA 4.50% 2024[4]	1,500	1,543
Comision Federal de Electricidad 4.875% 2024[4]	2,000	2,121
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,500	2,953
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	14,131	17,160
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,865	3,019
Dominion Gas Holdings LLC 2.50% 2019	8,907	9,146
Dominion Gas Holdings LLC 3.60 2024	2,465	2,629
Duke Energy Corp. 3.95% 2023	1,872	2,086
Duke Energy Corp. 3.75% 2024	8,315	9,128
Duke Energy Indiana, Inc. 4.90% 2043	17,000	21,997
Duke Energy Progress Inc. 4.15% 2044	3,935	4,584
Dynegy Finance Inc. 6.75% 2019[4]	8,275	8,523
Dynegy Finance Inc. 7.375% 2022[4]	25,660	26,526
Dynegy Finance Inc. 7.625% 2024[4]	8,215	8,503
E.ON International Finance BV 5.80% 2018[4]	17,000	19,169
EDP Finance BV 4.125% 2020[4]	6,000	6,152
EDP Finance BV 5.25% 2021[4]	22,500	24,024
Electricité de France SA 1.15% 2017[4]	2,000	2,007
Electricité de France SA 6.95% 2039[4]	8,000	11,763
Electricité de France SA 4.875% 2044[4]	3,850	4,666
Electricité de France SA 5.25% (undated)[4,7]	27,505	28,949
Empresa Nacional de Electricidad SA 4.25% 2024	900	933
Enel Finance International SA 6.00% 2039[4]	3,000	3,785
Enel Società per Azioni 8.75% 2073[4,7]	12,000	14,265
Entergy Corp. 4.70% 2017	8,000	8,453
The Income Fund of America — Page 22 of 34

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eskom Holdings Ltd. 5.75% 2021[4]	$6,820	$6,837
Eskom Holdings SOC Ltd. 6.75% 2023[4]	5,000	5,087
FirstEnergy Corp., Series B, 4.25% 2023	31,465	33,402
Iberdrola Finance Ireland 5.00% 2019[4]	1,060	1,200
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905	5,537
MidAmerican Energy Co. 5.95% 2017	10,625	11,852
MidAmerican Energy Co. 2.40% 2019	9,000	9,344
MidAmerican Energy Co. 3.50% 2024	925	1,004
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,344
MidAmerican Energy Holdings Co. 3.75% 2023	83	90
Midwest Generation, LLC, Series B, 8.56% 2016[1,8,10]	1,363	1,376
National Grid PLC 6.30% 2016	2,000	2,154
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,867	5,907
Niagara Mohawk Power Corp. 3.508% 2024[4]	1,305	1,399
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,436
Northeast Utilities 3.15% 2025	1,705	1,744
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	254	350
Northern States Power Co. 5.25% 2035	363	474
Northern States Power Co. 4.125% 2044	11,000	12,880
NRG Energy, Inc. 6.25% 2022	5,515	5,694
NV Energy, Inc 6.25% 2020	20,000	23,977
Ohio Power Co., Series G, 6.60% 2033	1,385	1,931
Ohio Power Co., Series H, 6.60% 2033	723	1,014
Pacific Gas and Electric Co. 3.25% 2023	8,945	9,310
Pacific Gas and Electric Co. 3.85% 2023	14,930	16,312
Pacific Gas and Electric Co. 3.40% 2024	11,843	12,575
Pacific Gas and Electric Co. 4.30% 2045	5,782	6,552
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,313
PacifiCorp., First Mortgage Bonds, 5.25% 2035	1,023	1,319
PG&E Corp. 2.40% 2019	2,500	2,552
Progress Energy, Inc. 7.00% 2031	2,500	3,554
Progress Energy, Inc. 7.75% 2031	2,500	3,770
Public Service Co. of Colorado 5.125% 2019	1,486	1,700
Public Service Co. of Colorado 3.20% 2020	636	679
Public Service Co. of Colorado 2.25% 2022	1,205	1,203
Public Service Electric and Gas Co. 2.00% 2019	8,853	9,070
Public Service Electric and Gas Co. 2.375% 2023	276	276
Puget Sound Energy Inc. 6.724% 2036	1,999	3,119
Puget Sound Energy, Inc., First Lien, 6.50% 2020	6,505	7,837
Puget Sound Energy, Inc., First Lien, 6.00% 2021	4,445	5,326
Puget Sound Energy, Inc., First Lien, 5.625% 2022	7,428	8,824
Southern California Edison Co., 1.845% 2022[8]	8,325	8,431
Tampa Electric Co. 2.60% 2022	2,675	2,717
Tampa Electric Co. 4.35% 2044	11,515	13,488
Teco Finance, Inc. 6.75% 2015	200	203
Teco Finance, Inc. 4.00% 2016	3,031	3,138
Teco Finance, Inc. 5.15% 2020	5,731	6,519
TXU, Term Loan, 3.737% 2014[7,8,9,10]	3,000	1,915
TXU, Term Loan, 4.65% 2017[7,8,9,10]	26,204	16,648
Veolia Environnement 6.75% 2038	500	674
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,040
Virginia Electric and Power Co. 3.45% 2024	3,220	3,478
Virginia Electric and Power Co. 4.45% 2044	2,000	2,390
The Income Fund of America — Page 23 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 4.70% 2020	$5,261	$5,961
Xcel Energy Inc. 6.50% 2036	5,000	7,276
		786,889
Consumer staples 0.66%
Altria Group, Inc. 9.70% 2018	6,081	7,778
Altria Group, Inc. 9.25% 2019	18,542	24,213
Altria Group, Inc. 2.625% 2020	10,420	10,700
Altria Group, Inc. 4.00% 2024	1,500	1,633
Altria Group, Inc. 9.95% 2038	23,500	41,508
Altria Group, Inc. 4.25% 2042	20,000	20,428
Altria Group, Inc. 4.50% 2043	16,000	17,094
Altria Group, Inc. 5.375% 2044	2,095	2,544
Anheuser-Busch InBev NV 3.625% 2015	21,000	21,138
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,572
Anheuser-Busch InBev NV 7.75% 2019	25,000	30,707
British American Tobacco International Finance PLC 9.50% 2018[4]	8,705	11,117
C&S Group Enterprises LLC 5.375% 2022[4]	24,700	24,577
Coca-Cola Co. 1.50% 2015	10,590	10,692
Coca-Cola Co. 1.80% 2016	10,000	10,206
ConAgra Foods, Inc. 1.90% 2018	3,750	3,755
ConAgra Foods, Inc. 3.20% 2023	3,592	3,626
Constellation Brands, Inc. 7.25% 2017	15,400	17,142
Constellation Brands, Inc. 3.875% 2019	6,000	6,188
Constellation Brands, Inc. 6.00% 2022	2,825	3,206
Constellation Brands, Inc. 4.25% 2023	6,000	6,165
CVS Caremark Corp. 2.25% 2019	11,145	11,401
CVS Caremark Corp. 4.00% 2023	1,000	1,107
Del Monte Corp. 7.625% 2019	4,200	4,179
General Mills, Inc. 1.40% 2017	4,295	4,316
General Mills, Inc. 2.20% 2019	1,540	1,559
H.J Heinz Co. 4.875% 2025[4]	22,500	22,613
Imperial Tobacco Finance PLC 2.05% 2018[4]	5,000	5,046
Imperial Tobacco Finance PLC 3.50% 2023[4]	10,000	10,281
Ingles Markets, Inc. 5.75% 2023	14,450	14,631
Kimberly-Clark Corp. 7.50% 2018	9,000	10,938
Kraft Foods Inc. 5.375% 2020	4,712	5,330
Kraft Foods Inc. 5.00% 2042	31,800	36,197
Kroger Co. 3.85% 2023	2,935	3,156
Kroger Co. 5.00% 2042	2,750	3,254
Mondelez International, Inc. 4.00% 2024	3,140	3,420
Pernod Ricard SA 2.95% 2017[4]	20,000	20,623
Pernod Ricard SA 4.45% 2022[4]	9,500	10,483
Philip Morris International Inc. 3.60% 2023	7,245	7,816
Philip Morris International Inc. 3.25% 2024	10,250	10,757
Philip Morris International Inc. 4.875% 2043	5,500	6,563
Philip Morris International Inc. 4.25% 2044	3,750	4,081
Procter & Gamble Co. 3.50% 2015	17,250	17,266
Reynolds American Inc. 3.25% 2022	6,150	6,198
Reynolds American Inc. 6.15% 2043	3,665	4,557
SABMiller Holdings Inc. 2.20% 2018[4]	1,100	1,117
SABMiller Holdings Inc. 4.95% 2042[4]	7,000	8,285
Smithfield Foods, Inc. 5.875% 2021[4]	3,250	3,348
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[7,8,9]	7,358	7,331
The Income Fund of America — Page 24 of 34

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Tyson Foods, Inc. 6.60% 2016[7]	$11,500	$12,246
Tyson Foods, Inc. 2.65% 2019	2,500	2,573
Tyson Foods, Inc. 3.95% 2024	6,000	6,469
Tyson Foods, Inc. 5.15% 2044	5,460	6,630
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,526
Walgreens Boots Alliance, Inc. 3.80% 2024	6,750	7,160
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,040
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,289
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,603
WM. Wrigley Jr. Co. 2.40% 2018[4]	1,200	1,228
WM. Wrigley Jr. Co. 2.90% 2019[4]	1,200	1,244
WM. Wrigley Jr. Co. 3.375% 2020[4]	22,500	23,676
		634,526
Total corporate bonds & notes		13,815,157
U.S. Treasury bonds & notes 3.11% U.S. Treasury 2.74%
U.S. Treasury 1.375% 2015	250,000	252,490
U.S. Treasury 1.50% 2016[11]	110,500	112,377
U.S. Treasury 1.75% 2016	95,000	96,844
U.S. Treasury 0.625% 2018	107,000	106,202
U.S. Treasury 0.75% 2018	100,000	99,688
U.S. Treasury 1.50% 2019	190,500	193,396
U.S. Treasury 1.50% 2019	129,155	131,339
U.S. Treasury 1.625% 2019	347,250	354,869
U.S. Treasury 1.625% 2019	71,655	73,211
U.S. Treasury 1.75% 2019	17,100	17,559
U.S. Treasury 6.25% 2023	53,000	72,981
U.S. Treasury 2.25% 2024	57,275	60,322
U.S. Treasury 2.375% 2024	57,975	61,655
U.S. Treasury 2.50% 2024	28,450	30,550
U.S. Treasury 2.75% 2024	20,000	21,907
U.S. Treasury 5.50% 2028	52,000	74,161
U.S. Treasury 5.375% 2031	8,475	12,404
U.S. Treasury 4.50% 2036	87,935	125,692
U.S. Treasury 4.625% 2040	15,150	22,282
U.S. Treasury 3.75% 2041	24,000	31,501
U.S. Treasury 2.75% 2042	7,325	8,087
U.S. Treasury 2.75% 2042	6,950	7,648
U.S. Treasury 3.00% 2042	56,175	64,821
U.S. Treasury 3.125% 2043	33,675	39,873
U.S. Treasury 3.625% 2043	25,300	32,783
U.S. Treasury 3.00% 2044	110,750	129,074
U.S. Treasury 3.125% 2044	131,950	157,207
U.S. Treasury 3.375% 2044	153,415	190,894
U.S. Treasury 3.625% 2044	45,750	59,332
		2,641,149
U.S. Treasury inflation-protected securities 0.37%
U.S. Treasury Inflation-Protected Security 0.125% 2024[12]	21,476	21,695
U.S. Treasury Inflation-Protected Security 0.625% 2024[12]	60,713	64,090
U.S. Treasury Inflation-Protected Security 2.00% 2026[12]	14,394	17,348
U.S. Treasury Inflation-Protected Security 0.75% 2042[12]	36,310	38,401
The Income Fund of America — Page 25 of 34

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2043[12]	$7,188	$7,391
U.S. Treasury Inflation-Protected Security 1.375% 2044[12]	166,117	205,050
		353,975
Total U.S. Treasury bonds & notes		2,995,124
Mortgage-backed obligations 1.91%
Aventura Mall Trust, Series A, 3.671% 2032[4,7,8]	12,250	13,366
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[7,8]	2,601	2,634
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.591% 2049[7,8]	5,000	5,373
Bank of Montreal 2.85% 2015[4,8]	10,000	10,092
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.226% 2044[7,8]	5,137	5,199
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[8]	11,313	11,882
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[4,7,8]	20,500	22,250
Commonwealth Bank of Australia 0.75% 2016[4,8]	7,000	7,014
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035[8]	7,398	6,838
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 2.781% 2047[7,8]	4,408	3,602
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	1,451	1,496
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039[8]	8,000	8,510
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	13,000	14,107
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[7,8]	10,000	10,753
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,8]	3,540	3,642
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,8]	6,942	7,102
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.018% 2031[4,7,8]	6,685	6,686
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-B, 1.368% 2031[4,7,8]	6,025	5,965
Fannie Mae 5.50% 2018[8]	36	38
Fannie Mae 6.00% 2021[8]	159	174
Fannie Mae 4.50% 2024[8]	2,259	2,442
Fannie Mae 5.50% 2024[8]	232	254
Fannie Mae 4.50% 2025[8]	2,245	2,426
Fannie Mae 4.50% 2025[8]	1,428	1,545
Fannie Mae 4.50% 2025[8]	1,396	1,509
Fannie Mae 4.50% 2025[8]	1,239	1,338
Fannie Mae 6.00% 2026[8]	3,738	4,239
Fannie Mae 7.00% 2026[8]	579	674
Fannie Mae 2.50% 2027[8]	1,625	1,686
Fannie Mae 2.50% 2027[8]	1,261	1,308
Fannie Mae 2.50% 2027[8]	1,106	1,148
Fannie Mae 2.50% 2027[8]	986	1,023
Fannie Mae 2.50% 2027[8]	623	646
Fannie Mae 2.50% 2027[8]	526	546
Fannie Mae 2.50% 2027[8]	523	543
Fannie Mae 2.50% 2028[8]	39,917	41,408
Fannie Mae 2.50% 2028[8]	13,285	13,773
Fannie Mae 2.50% 2028[8]	1,835	1,903
Fannie Mae 2.50% 2028[8]	1,728	1,792
Fannie Mae 2.50% 2028[8]	1,681	1,742
Fannie Mae 2.50% 2028[8]	1,651	1,710
Fannie Mae 2.50% 2028[8]	1,412	1,464
Fannie Mae 2.50% 2028[8]	1,254	1,300
Fannie Mae 2.50% 2028[8]	1,172	1,215
Fannie Mae 2.50% 2028[8]	923	956
The Income Fund of America — Page 26 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.50% 2028[8]	$906	$939
Fannie Mae 2.50% 2028[8]	894	926
Fannie Mae 2.50% 2028[8]	625	647
Fannie Mae 2.50% 2028[8]	582	603
Fannie Mae 2.50% 2028[8]	582	603
Fannie Mae 2.50% 2028[8]	567	588
Fannie Mae 2.50% 2028[8]	505	523
Fannie Mae 2.50% 2028[8]	497	515
Fannie Mae 2.50% 2028[8]	463	480
Fannie Mae 2.50% 2028[8]	463	480
Fannie Mae 2.50% 2028[8]	461	478
Fannie Mae 2.50% 2028[8]	460	477
Fannie Mae 2.50% 2028[8]	457	474
Fannie Mae 2.50% 2028[8]	318	330
Fannie Mae 2.50% 2028[8]	108	112
Fannie Mae 2.50% 2028[8]	61	63
Fannie Mae 6.00% 2028[8]	3,914	4,498
Fannie Mae 7.00% 2028[8]	1,540	1,797
Fannie Mae 7.00% 2028[8]	269	314
Fannie Mae 5.50% 2033[8]	594	669
Fannie Mae 3.00% 2035[8]	3,775	3,923
Fannie Mae 5.50% 2035[8]	562	633
Fannie Mae 5.50% 2036[8]	3,879	4,355
Fannie Mae 6.00% 2036[8]	1,622	1,839
Fannie Mae 6.00% 2036[8]	1,128	1,281
Fannie Mae 6.00% 2036[8]	831	943
Fannie Mae 6.00% 2037[8]	17,447	19,915
Fannie Mae 6.00% 2037[8]	3,086	3,536
Fannie Mae 6.00% 2037[8]	2,799	3,196
Fannie Mae 6.00% 2037[8]	177	199
Fannie Mae 6.50% 2037[8]	1,037	1,190
Fannie Mae 6.50% 2037[8]	906	1,036
Fannie Mae 6.50% 2037[8]	676	763
Fannie Mae 6.50% 2037[8]	279	320
Fannie Mae 7.00% 2037[8]	620	696
Fannie Mae 7.00% 2037[8]	422	473
Fannie Mae 7.50% 2037[8]	329	376
Fannie Mae 7.50% 2037[8]	112	126
Fannie Mae 7.50% 2037[8]	86	96
Fannie Mae 5.50% 2038[8]	880	983
Fannie Mae 6.00% 2038[8]	4,046	4,584
Fannie Mae 6.00% 2038[8]	2,552	2,916
Fannie Mae 6.00% 2038[8]	1,807	2,048
Fannie Mae 4.50% 2039[8]	28,580	31,528
Fannie Mae 6.00% 2039[8]	2,296	2,599
Fannie Mae 6.50% 2039[8]	808	921
Fannie Mae 4.00% 2040[8]	14,173	15,349
Fannie Mae 4.00% 2040[8]	8,840	9,493
Fannie Mae 4.00% 2040[8]	8,629	9,259
Fannie Mae 4.00% 2040[8]	523	570
Fannie Mae 4.184% 2040[7,8]	990	1,064
Fannie Mae 4.50% 2040[8]	103	113
Fannie Mae 4.50% 2040[8]	79	86
Fannie Mae 5.00% 2040[8]	10,321	11,499
Fannie Mae 4.00% 2041[8]	11,543	12,570
The Income Fund of America — Page 27 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[8]	$8,870	$9,660
Fannie Mae 4.00% 2041[8]	857	935
Fannie Mae 4.00% 2041[8]	492	537
Fannie Mae 4.00% 2041[8]	409	446
Fannie Mae 4.00% 2041[8]	276	302
Fannie Mae 4.50% 2041[8]	307	337
Fannie Mae 5.00% 2041[8]	588	659
Fannie Mae 5.00% 2041[8]	579	649
Fannie Mae 5.00% 2041[8]	475	535
Fannie Mae 5.00% 2041[8]	388	437
Fannie Mae 3.50% 2042[8]	33,300	35,245
Fannie Mae 3.50% 2042[8]	24,952	26,399
Fannie Mae 3.50% 2042[8]	9,694	10,349
Fannie Mae 4.00% 2042[8]	28,624	31,166
Fannie Mae 4.00% 2042[8]	10,081	10,979
Fannie Mae 4.00% 2042[8]	4,279	4,668
Fannie Mae 4.00% 2042[8]	1,414	1,543
Fannie Mae 4.00% 2043[8]	10,599	11,602
Fannie Mae 4.00% 2043[8]	10,126	11,084
Fannie Mae 4.00% 2043[8]	3,980	4,357
Fannie Mae 4.00% 2043[8]	3,793	4,152
Fannie Mae 4.00% 2043[8]	3,735	4,100
Fannie Mae 4.00% 2043[8]	3,426	3,750
Fannie Mae 4.00% 2043[8]	2,980	3,271
Fannie Mae 4.00% 2043[8]	2,820	3,075
Fannie Mae 4.00% 2043[8]	865	928
Fannie Mae 3.00% 2043[8,13]	2,655	2,746
Fannie Mae 3.50% 2045[8,13]	218,062	230,441
Fannie Mae 4.00% 2045[8,13]	34,160	36,519
Fannie Mae 4.50% 2045[8,13]	255,250	277,066
Fannie Mae 6.50% 2047[8]	790	890
Fannie Mae 6.50% 2047[8]	474	534
Fannie Mae 6.50% 2047[8]	374	421
Fannie Mae 6.50% 2047[8]	336	378
Fannie Mae 6.50% 2047[8]	291	328
Fannie Mae 6.50% 2047[8]	125	140
Fannie Mae 7.00% 2047[8]	526	600
Fannie Mae 7.00% 2047[8]	320	366
Fannie Mae 7.00% 2047[8]	292	334
Fannie Mae 7.00% 2047[8]	228	261
Fannie Mae, Series 2001-4, Class GA, 9.434% 2025[7,8]	111	126
Fannie Mae, Series 2001-4, Class NA, 9.956% 2025[7,8]	2	3
Fannie Mae, Series 2001-20, Class E, 9.563% 2031[7,8]	128	141
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[8]	1,662	1,884
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	6,175	6,876
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[8]	3,553	3,976
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	472	529
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	397	474
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	261	306
Fannie Mae, Series 2002-W1, Class 2A, 6.509% 2042[7,8]	728	866
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027[8]	54	55
Freddie Mac 5.00% 2023[8]	2,669	2,907
Freddie Mac 5.00% 2023[8]	2,646	2,882
Freddie Mac 5.00% 2023[8]	2,597	2,829
Freddie Mac 5.00% 2023[8]	946	1,034
The Income Fund of America — Page 28 of 34

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2026[8]	$577	$661
Freddie Mac 6.00% 2027[8]	973	1,116
Freddie Mac 3.00% 2035[8]	16,269	16,976
Freddie Mac 4.50% 2035[8]	18,345	19,992
Freddie Mac 5.50% 2037[8]	904	1,009
Freddie Mac 5.50% 2038[8]	2,276	2,545
Freddie Mac 6.50% 2038[8]	2,562	2,929
Freddie Mac 4.50% 2039[8]	1,597	1,737
Freddie Mac 5.00% 2039[8]	3,896	4,381
Freddie Mac 5.00% 2039[8]	2,376	2,651
Freddie Mac 5.00% 2039[8]	1,575	1,739
Freddie Mac 5.50% 2039[8]	1,168	1,305
Freddie Mac 4.50% 2040[8]	38,999	42,343
Freddie Mac 4.00% 2041[8]	2,318	2,498
Freddie Mac 4.50% 2041[8]	3,767	4,095
Freddie Mac 4.50% 2041[8]	3,606	3,917
Freddie Mac 4.50% 2041[8]	3,199	3,474
Freddie Mac 5.00% 2041[8]	219	244
Freddie Mac 4.50% 2042[8]	6,089	6,616
Freddie Mac 4.50% 2042[8]	3,827	4,161
Freddie Mac 4.00% 2043[8]	7,458	8,115
Freddie Mac 4.00% 2043[8]	6,767	7,376
Freddie Mac 4.00% 2043[8]	5,525	6,046
Freddie Mac 4.00% 2043[8]	4,302	4,689
Freddie Mac 4.00% 2043[8]	3,461	3,798
Freddie Mac 4.00% 2043[8]	3,178	3,458
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	19,468	20,622
Freddie Mac, Series 2289, Class NB, 9.282% 2022[7,8]	11	12
Freddie Mac, Series 2013-DN2, Class M-1, 1.618% 2023[7,8]	3,180	3,169
Freddie Mac, Series 2013-DN1, Class M-1, 3.568% 2023[7,8]	3,758	3,874
Freddie Mac, Series 2014-HQ2, Class M-1, 1.618% 2024[7,8]	5,727	5,729
Freddie Mac, Series 2014-HQ3, Class M-1, 1.818% 2024[7,8]	5,045	5,063
Freddie Mac, Series 2014-HQ2, Class M-2, 2.368% 2024[7,8]	5,815	5,680
Freddie Mac, Series 2014-DN4, Class M-2, 2.568% 2024[7,8]	6,155	6,201
Freddie Mac, Series 2015-DN1, Class M-1, 1.421% 2025[7,8]	2,005	2,009
Freddie Mac, Series 3061, Class PN, 5.50% 2035[8]	1,032	1,148
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	6,260	7,052
Freddie Mac, Series 3312, Class PA, 5.50% 2037[8]	5,702	6,356
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	5,473	6,100
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,958	3,298
Freddie Mac, Series 3271, Class OA, 6.00% 2037[8]	5,668	6,292
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.275% 2044[7,8]	12,469	12,809
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.313% 2045[7,8]	3,554	3,558
Government National Mortgage Assn. 10.00% 2021[8]	274	313
Government National Mortgage Assn. 10.00% 2025[8]	241	270
Government National Mortgage Assn. 4.50% 2041[8]	1,925	2,099
Government National Mortgage Assn. 4.00% 2044[8]	40,009	42,849
Government National Mortgage Assn. 4.00% 2044[8]	18,878	20,204
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[7,8]	6,732	7,032
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	10,000	10,676
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	7,879	8,602
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,8]	1,197	1,223
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[8]	907	910
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,8]	6,555	6,603
The Income Fund of America — Page 29 of 34

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.221% 2036[7,8]	$6,825	$5,853
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[7,8]	14,700	15,311
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	5,948	6,109
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,8]	16,333	16,818
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.699% 2049[7,8]	15,450	16,633
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.699% 2049[7,8]	14,005	15,198
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	4,954	5,340
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.012% 2051[7,8]	20,950	22,958
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[7,8]	19,434	20,048
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[8]	12,000	12,543
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	5,672	6,414
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[7,8]	10,241	10,346
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[8]	9,107	9,801
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	9,806	10,521
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[7,8]	15,000	15,895
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	10,035	10,931
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.837% 2050[7,8]	3,460	3,740
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[8]	25,915	27,467
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.886% 2049[7,8]	11,290	12,357
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,8]	8,745	9,328
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[8]	5,502	5,682
National Australia Bank 1.25% 2018[4,8]	5,000	4,988
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[8]	709	712
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 4.847% 2036[7,8]	4,434	3,568
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	8,000	8,572
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	19,050	20,497
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.721% 2049[7,8]	8,500	9,164
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.943% 2051[7,8]	8,500	9,260
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.755% 2031[4,7,8]	3,600	3,869
		1,835,931
Federal agency bonds & notes 0.38%
CoBank, ACB 7.875% 2018[4]	10,000	11,768
CoBank, ACB 0.841% 2022[4,7]	3,700	3,413
Fannie Mae 6.25% 2029	32,000	47,115
Fannie Mae 7.125% 2030	1,500	2,401
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	4,285	4,368
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	12,231	12,646
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	7,000	7,334
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	9,141	9,989
Fannie Mae, Series 2014-M1, multifamily 3.370% 2023[7,8]	450	489
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	17,665	19,500
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	7,990	8,589
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[7,8]	16,925	18,697
Federal Home Loan Bank 5.50% 2036	100	148
Freddie Mac 2.50% 2016	22,500	23,135
Freddie Mac 0.75% 2018	66,300	66,075
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	11,000	11,123
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	6,906	7,036
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,8]	4,095	4,378
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	8,000	8,185
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	8,280	8,514
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	7,000	7,322
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[8]	12,536	13,189
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	9,800	10,532
The Income Fund of America — Page 30 of 34

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[7,8]	$3,000	$3,305
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	9,465	10,490
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[8]	19,015	19,709
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[8]	1,300	1,405
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[8]	8,945	9,726
Private Export Funding Corp. 3.55% 2024	1,660	1,838
Tennessee Valley Authority, Series A, 3.875% 2021	850	960
Tennessee Valley Authority 1.875% 2022	850	845
Tennessee Valley Authority, Series B, 3.50% 2042	500	542
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	919
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,252
		365,937
Asset-backed obligations 0.32%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[8]	102	104
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	10,500	10,670
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,8]	10,000	10,000
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[8]	6,990	7,000
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	7,155	7,207
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[8]	6,130	6,133
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	4,810	4,827
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,8]	2,930	2,931
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[8]	8,000	8,068
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[8]	3,247	3,248
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[8]	6,105	6,101
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[8]	4,650	4,659
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[8]	6,600	6,627
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.588% 2026[4,7,8]	5,000	5,001
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[8]	13,630	1,767
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[4,8]	1,269	1,288
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[4,7,8]	1,145	1,192
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.307% 2037[7,8]	1,889	1,737
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.317% 2037[7,8]	3,304	3,000
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[8]	7,175	7,317
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,8]	2,696	2,697
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	7,735	7,748
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[8]	4,000	4,011
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[8]	4,750	4,749
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	13,990	14,005
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,8]	2,405	2,462
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,8]	6,300	6,327
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,8]	28,260	28,899
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.566% 2028[4,7,8]	3,000	3,001
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,8]	8,500	8,512
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.368% 2037[7,8]	13,519	2,905
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[8]	5,265	5,264
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[8]	4,705	4,710
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[8]	7,560	7,570
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[8]	6,120	6,127
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[8]	1,730	1,730
Hyundai Auto Receivables Trust, Series 2015-A, Class A-2, 0.68% 2017[8]	13,000	13,009
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[8]	7,000	7,021
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.328% 2037[7,8]	1,890	1,660
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[8]	7,000	7,003
The Income Fund of America — Page 31 of 34

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[7,8]	$472	$493
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2016[8]	13,800	13,905
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[8]	6,000	6,001
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[8]	6,685	6,693
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[8]	5,000	5,011
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	2,300	2,303
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[8]	6,000	6,036
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[8]	5,000	5,034
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	11,750	11,756
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	9,000	8,999
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[8]	4,625	4,635
		309,153
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Colombia (Republic of) Global 5.625% 2044	11,700	13,601
Croatian Government 6.75% 2019	3,200	3,546
Croatian Government 6.375% 2021	5,000	5,519
Hungarian Government 6.25% 2020	3,410	3,932
Polish Government 6.375% 2019	6,060	7,157
Polish Government 5.00% 2022	3,000	3,450
Portuguese Government 5.125% 2024[4]	14,500	16,004
Slovenia (Republic of) 5.50% 2022	18,000	20,858
Spanish Government 4.00% 2018[4]	42,765	45,897
United Mexican States Government Global 3.60% 2025	6,000	6,210
United Mexican States Government Global 5.55% 2045	7,000	8,523
		134,697
Municipals 0.06%
State of California, Various Purpose G.O. Bonds, 6.20% 2019	24,675	28,857
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	6,600	6,720
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	8,500	8,810
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[4,10]	1,875	842
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,406
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	6,500	6,560
		60,195
Miscellaneous 0.01%
Other bonds & notes in initial period of acquisition		8,835
Total bonds, notes & other debt instruments (cost: $18,947,538,000)		19,525,029
Short-term securities 6.29%
Abbott Laboratories 0.10%–0.16% due 2/2/2015–2/26/2015[4]	63,750	63,748
Army and Air Force Exchange Service 0.11% due 4/8/2015[4]	35,000	34,989
CAFCO, LLC 0.20%–0.22% due 3/17/2015–5/1/2015	39,400	39,388
Chariot Funding, LLC 0.20%–0.25% due 4/28/2015–6/8/2015[4]	105,000	104,927
Chevron Corp. 0.08%–0.14% due 2/4/2015–2/18/2015[4]	64,700	64,698
Coca-Cola Co. 0.13%–0.17% due 3/11/2015–6/10/2015[4]	177,000	176,941
Emerson Electric Co. 0.09%–0.12% due 2/2/2015–3/12/2015[4]	79,500	79,495
Estée Lauder Companies Inc. 0.12% due 2/10/2015[4]	25,000	24,999
ExxonMobil Corp. 0.10% due 2/9/2015–2/17/2015	42,600	42,598
The Income Fund of America — Page 32 of 34

unaudited
Short-term securities	Principal amount (000)	Value (000)
Fannie Mae 0.08%–0.18% due 4/1/2015–11/16/2015	$1,031,000	$1,030,702
Federal Farm Credit Banks 0.09%–0.15% due 2/2/2015–8/12/2015	660,100	659,988
Federal Home Loan Bank 0.07%–0.16% due 2/6/2015–9/2/2015	1,408,165	1,408,005
Freddie Mac 0.06%–0.17% due 2/17/2015–11/3/2015	1,208,600	1,208,373
General Electric Co. 0.18%–0.24% due 4/22/2015–7/14/2015	153,200	153,082
John Deere Capital Corp. 0.11% due 2/5/2015[4]	30,000	29,999
John Deere Cash Management SA 0.13% due 2/26/2015[4]	50,000	49,994
Jupiter Securitization Co., LLC 0.25% due 3/3/2015[4]	25,000	24,997
Merck & Co. Inc. 0.13% due 2/18/2015–2/27/2015[4]	83,200	83,197
Microsoft Corp. 0.10%–0.12% due 2/5/2015–4/8/2015[4]	40,400	40,397
National Rural Utilities Cooperative Finance Corp. 0.13% due 2/4/2015	78,300	78,299
Paccar Financial Corp. 0.11% due 3/2/2015	30,000	29,996
PepsiCo Inc. 0.10% due 3/10/2015[4]	50,000	49,995
Pfizer Inc 0.11% due 4/9/2015[4]	25,000	24,996
Precision Castparts Corp. 0.10%–0.15% due 3/9/2015–8/3/2015[4]	85,000	84,918
Private Export Funding Corp. 0.22% due 2/13/2015[4]	25,000	24,999
Procter & Gamble Co. 0.11%–0.12% due 3/3/2015–3/9/2015[4]	111,400	111,393
Regents of the University of California 0.14% due 2/12/2015	30,116	30,115
U.S. Treasury Bills 0.10%–0.11% due 7/2/2015–7/23/2015	141,900	141,876
USAA Capital Corp. 0.08% due 2/5/2015	32,200	32,199
Walt Disney Co. 0.12% due 3/20/2015[4]	30,000	29,996
Wells Fargo & Co. 0.23% due 4/8/2015	50,000	49,985
Wells Fargo Bank, N.A. 0.17% due 4/2/2015	50,000	50,002
Total short-term securities (cost: $6,058,443,000)		6,059,286
Total investment securities 101.04% (cost: $80,592,517,000)		97,238,685
Other assets less liabilities (1.04)%		(1,003,842)
Net assets 100.00%		$96,234,843
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $16,149,529,000, which represented 16.78% of the net assets of the fund. This amount includes $16,016,756,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,760,894,000, which represented 5.99% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $750,155,000, which represented .78% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	A portion of this security was pledged as collateral. The total value of pledged collateral was $443,000, which represented less than .01% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	5/2/2013	$13,171	$9,884.01%
Revel AC, Inc.	2/14/2011-10/25/2012	56,224	—	.00
Total private placement securities		$69,395	$9,884.01%

The Income Fund of America — Page 33 of 34

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
FDR = Fiduciary Depositary Receipts
Fin. = Finance
GDR = Global Depositary Receipts
G.O. = General Obligation
LOC = Letter of credit
TBA = To be announced
Ref. = Refunding
Rev. = Revenue
GBP = British pounds
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0315O-S42194	The Income Fund of America — Page 34 of 34

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended January 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The Income Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Income Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: March 31, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: March 31, 2015